                                                      1933 Act File No. 333-16157
                                                      1940 Act File No. 811-07925

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933.....        X
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Pre-Effective Amendment No.      ...........................
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Post-Effective Amendment No. 17                                     X
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                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X
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Amendment No.   18  ........................................        X
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                                  WESMARK FUNDS

               (Exact name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

___ immediately upon filing pursuant to paragraph (b)
 X  on March 31, 2005 pursuant to paragraph (b)
___ 60 days after filing pursuant to paragraph (a) (i)
___ on _________________ pursuant to paragraph (a) (i)
___ 75 days after filing pursuant to paragraph (a) (ii)
___ on _________________ pursuant to paragraph (a) (ii) of  Rule 485.

If appropriate, check the following box:

___ This  post-effective  amendment  designates a new effective date for a previously  filed post-effective amendment.

                                   Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037

[Logo of WesMark]

[Logo of WesMark Funds]

Family of Funds

COMBINED PROSPECTUS

Small Company Growth Fund

Growth Fund

Balanced Fund

Bond Fund

West Virginia Municipal Bond Fund

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DATED MARCH 31, 2005

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WesMark Funds

WesMark Small Company Growth Fund
WesMark Growth Fund
WesMark Balanced Fund
WesMark Bond Fund
WesMark West Virginia Municipal Bond Fund

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WesMark Funds (the “Trust”) is an open-end, management investment company. The Trust has five separate investment portfolios (“fund” or “funds”). Each fund offers its own shares and has a distinct investment goal to meet specific investor needs.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

Risk Return Summary	1
What are the Funds’ Fees and Expenses?	14
What are the Funds’ Investment Strategies?	15
What are the Principal Securities in Which the Funds Invest?	18
What are the Specific Risks of Investing in the Funds?	22
What Do Shares Cost?	25
How are the Funds Sold?	28
How to Purchase Shares	29
How to Redeem and Exchange Shares	30
Account and Share Information	32
Who Manages the Funds?	35
Financial Information	36

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

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MARCH 31, 2005

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Risk/Return Summary

What is Each Fund’s Investment Objective?

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Fund	Objective

WesMark Small Company Growth Fund (Small Company Growth Fund)	To achieve capital appreciation
WesMark Growth Fund (Growth Fund)	To achieve capital appreciation
WesMark Balanced Fund (Balanced Fund)	To achieve capital appreciation and income
WesMark Bond Fund (Bond Fund)	To achieve high current income consistent with preservation of capital
WesMark West Virginia Municipal Bond Fund (West Virginia Municipal Bond Fund)	To achieve current income which is exempt from Federal income tax and the income taxes imposed by the State of West Virginia
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While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

What are the Funds’ Main Investment Strategies?

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The Funds’ investment adviser is WesBanco Investment Department (Adviser).

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WesMark Small Company Growth Fund

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The Fund pursues its investment objective by investing at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in investments in small capitalization companies. In creating a diversified portfolio of common stocks of small-sized companies the Adviser will define small companies as companies with market capitalizations similar to companies in the Russell 2000 Index (Russell 2000), or the Standard & Poor’s Small Cap 600 Index (S&P 600). The Adviser will select stocks of companies with growth characteristics, such as above-average earnings growth potential or where significant changes are taking place, such as new products, services, or methods of distributions, or overall business restructuring.

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WesMark Growth Fund

The Fund pursues its investment objective by selecting growth-oriented stocks of companies that are expected to achieve higher than average profitability ratios such as operating profit margin or return on equity. Equity securities may include common stocks, preferred stocks, and securities (including debt securities) that are convertible into common stocks.

WesMark Balanced Fund

The Fund pursues its investment objectives by investing in a mix of equity, fixed income and money market investments. The Fund’s portfolio is constructed by the Adviser using an asset allocation process. The Adviser first determines the percentage of the Fund’s portfolio to invest in equity securities, the percentage to invest in fixed income securities and the percentage to invest in money market investments. The Adviser will then select securities for each asset class.

WesMark Bond Fund

The Fund pursues its investment objective by investing at least 80% of the Fund’s assets in fixed income securities. The Fund invests primarily in investment grade fixed income securities, including repurchase agreements collateralized by such investment grade securities.

WesMark West Virginia Municipal Bond Fund

The Fund pursues its investment objective by investing at least 80% of its net assets in a professionally managed portfolio consisting primarily of investment grade securities issued by the State of West Virginia and its political subdivisions, agencies, and authorities, and other issuers (such as possessions or territories of the U.S.), the interest of which is exempt from federal and West Virginia income tax.

What are the main risks of investing in the FUnd?

In addition to the risks set forth below that are specific to an investment in a particular Fund, there are risks common to all mutual funds.

For example, a fund’s share price may decline and an investor could lose money. Also, there is no assurance that a Fund will achieve its investment objective. The Shares offered by this prospectus are not deposits or obligations of any bank, including WesBanco Bank, (“WesBanco”), are not endorsed or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risks	Small Company Growth Fund	Growth Fund	Balanced Fund	Bond Fund	West Virginia Municipal Bond Fund

Stock Market Risks[1]	X	X	X

Credit Risks[2]			X	X	X

Interest Rate Risks[3]			X	X	X

Risks Related to Investing for Value[4]			X

Risks Related to Investing for Growth[5]	X	X	X

Risks Related to Company Size[6]	X

Risks Related to Complex CMOs[7]			X	X

Call Risks[8]			X	X	X

Prepayment Risks[9]			X	X

Sector Risks[10]	X	X	X		X

Tax Risks[1][1]					X

Diversification Risks[1][2]					X

Exchange Traded Funds Risks[1][3]	X	X	X

West Virginia Risks[1][4]					X

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1 The value of equity securities rises and falls.

2 The possibility that an issuer will default on a security by failing to pay interest or principal when due.

3 Prices of fixed income securities rise and fall in response to interest rate changes.

4 Value stocks depend less on price changes for returns and may lag behind growth stocks in an up market.

5 Growth stocks depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks.

6 The smaller the capitalization of a company, the less liquid its stock and the more volatile its price.

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7 CMOs with complex or highly variable prepayment terms generally entail greater market, prepayment and liquidity risks.

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8 An issuer may redeem a fixed income security before maturity at a price below its current market price.

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9 The relative volatility of mortgage-backed securities is due to the likelihood of prepayments which increase in a declining interest rate environment and decrease in a rising interest rate environment.

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10 Certain market sectors may underperform other sectors or the market as a whole.

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11 Changes in federal tax laws may cause the prices of tax exempt securities to fall.

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12 Compared to diversified mutual funds, a non-diversified fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund’s share price and performance.

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13 ETFs may be subject to the following risks that do not apply to conventional mutual funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate.

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14 The portfolio may comprise securities issued or credit enhanced by issuers located in West Virginia. Therefore, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers.

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WESMARK SMALL COMPANY GROWTH FUND

Risk/Return Bar Chart and Table

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The Fund is the successor to the portfolio of a common trust fund (CTF) (the “Predecessor Fund”). The Predecessor Fund was managed by WesBanco Investment Department, the Fund’s Investment Adviser. Prior to the Fund’s commencement of operations date of August 8, 2000, the Fund had no investment operations. Accordingly, the performance information and financial information provided in this prospectus for the periods prior to that date is historical information of the Predecessor Fund adjusted to reflect the Fund’s anticipated expenses. The CTF was not registered under the Investment Act of 1940 (1940 Act) and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the CTF had been registered under the 1940 Act, the performance may have been adversely affected.

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The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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Within the periods shown in the bar chart, the Fund’s highest quarterly return was 46.14% (quarter ended December 31, 1999). Its lowest quarterly return was (29.97)% (quarter ended September 30, 2001).

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Average Annual Total Return Table

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The Average Annual Total Returns for the Fund’s Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table shows returns for the Russell 2000 Index (Russell 2000), an unmanaged index of small company stocks and the Standard and Poor’s 600 Small Cap Index (S&P 600), an unmanaged capitalization-weighted index representing all major industries in the small-cap sector of the U.S. stock market. Both the Russell 2000 and the S&P 600 are broad-based market indexes. The table also shows returns for the Lipper Small Cap Growth Funds Average (LSCGFA), an average of funds with similar objectives. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged, and unlike the Fund are not affected by cash flows. It is not possible to invest directly in an index. Lipper figures represent the average of the total returns reported by all mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.

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(For the periods ended December 31, 2004)

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	1 Year	Start of Performance[1]

Fund[2]

Return Before Taxes	(2.26)%	(6.28)%

Return After Taxes on Distributions[3]	(2.26)%	(6.56)%

Return After Taxes on Distributions and Sale of Fund Shares[3]	(1.47)%	(5.33)%

Russell 2000	18.33%	7.22%

LSCGFA	10.82%	(2.42)%

S&P 600	22.68%	11.79%

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1 The Fund’s start of performance date was August 8, 2000.

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2 The Fund is the successor to the portfolio of a common trust fund (CTF) managed by the Adviser. At the Fund’s commencement of operations, the CTF’s assets were transferred to the Fund in exchange for Fund shares. The CTF was not registered under the Investment Company Act of 1940 (“1940 Act”) and was therefore not subject to the restrictions under the 1940 Act. If the CTF had been registered under the 1940 Act, return before taxes, return after taxes on distributions and return after taxes on distributions and sales of Fund shares would have been disclosed above.

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3 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sales of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.

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WESMARK GROWTH FUND

Risk/Return Bar Chart and Table

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The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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Within the periods shown in the bar chart, the Fund’s highest quarterly return was 21.67% (quarter ended December 31, 1998). Its lowest quarterly return was (16.55)% (quarter ended June 30, 2002).

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Average Annual Total Return Table

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The Average Annual Total Returns for the Fund’s shares are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s 500 Index (S&P 500), an unmanaged, broad-based market capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The table also shows returns for the Lipper Multi Cap Core Index (LMCCI), an average of funds with similar investment objectives. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged, and unlike the Fund are not affected by cash flows. It is not possible to invest directly in an index. Lipper figures represent the average of the total returns reported by all mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.

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(For the periods ended December 31, 2004)

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	1 Year	5 Years	Start of Performance[1]

Fund

Return Before Taxes	(2.66)%	0.98%	9.73%

Return After Taxes on Distributions[2]	(2.94)%	(0.29)%	8.10%

Return After Taxes on Distributions and Sale of Fund Shares[2]	(1.73)%	0.41%	7.90%

S&P 500	10.88%	(2.30)%	8.15%

LMCCI	12.39%	(0.07)%	8.08%

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1 The Fund’s start of performance date was April 14, 1997.

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2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sales of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.

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WESMARK BALANCED FUND

Risk/Return Bar Chart and Table

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The Fund is the successor to the portfolio of a common trust fund (CTF) (the “Predecessor Fund”). The Predecessor Fund was managed by WesBanco Investment Department, the Fund’s Investment Adviser. Prior to the Fund’s commencement of operations date of April 20, 1998, the Fund had no investment operations. Accordingly, the performance information and financial information provided in this prospectus for the periods prior to that date is historical information of the Predecessor Fund adjusted to reflect the Fund’s anticipated expenses. The CTF was not registered under the Investment Act of 1940 (1940 Act) and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the CTF had been registered under the 1940 Act, the performance may have been adversely affected.

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The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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Within the periods shown in the bar chart, the Fund’s highest quarterly return was 10.68% (quarter ended June 30, 2003). Its lowest quarterly return was (11.46)% (quarter ended September 30, 2002).

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Average Annual Total Return Table

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The Average Annual Total Returns for the Fund’s Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table shows returns for the Standard & Poor’s 500 Index (S&P 500), an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Also shown is the Lehman Brothers Government/Credit Total Index (LBGCT), an unmanaged index comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; bonds guaranteed by the U.S. government and quasi-federal coporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. Both the S&P 500 and the LBGCT are broad-based market indexes. The table also shows returns for the Lipper Balanced Funds Average (LBFA), an average of funds with similar investment objectives. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged, and unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index. Lipper figures represent the average of the total returns reported by all mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.

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(For the periods ended December 31, 2004)

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	1 Year	5 Years	Start of Performance[1]

Fund[2]

Return Before Taxes	(3.13)%	(0.55)%	2.46%

Return After Taxes on Distributions[3]	(3.81)%	(1.67)%	1.08%

Return After Taxes on Distributions and Sale of Fund Shares[3]	(2.04)%	(1.00)%	1.42%

S&P 500	10.88%	(2.30)%	2.65%

LBGCT	4.19%	8.00%	6.77%

LBFA	7.93%	2.09%	3.44%

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1 The Fund’s start of performance date was April 20, 1998.

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2 The Fund is the successor to the portfolio of a common trust fund (CTF) managed by the Adviser. At the Fund’s commencement of operations, the CTF’s assets were transferred to the Fund in exchange for Fund shares. The CTF was not registered under the Investment Company Act of 1940 (“1940 Act”) and was therefore not subject to the restrictions under the 1940 Act. If the CTF had been registered under the 1940 Act, return before taxes, return after taxes on distributions and sales of Fund Shares would have been disclosed above.

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3 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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WESMARK BOND FUND

Risk/Return Bar Chart and Table

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The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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Within the periods shown in the bar chart, the Fund’s highest quarterly return was 4.46% (quarter ended December 31, 2000). Its lowest quarterly return was (1.94)% (quarter ended June 30, 2004).

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Average Annual Total Return Table

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The Average Annual Total Returns for the Fund’s Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table shows returns for the Lehman Brothers Intermediate Government/Credit Index (LBIGCI), a broad-based market index comprised of approximately 5,000 bond issues with an approximate average maturity of nine years. The table also shows returns for the Lipper Intermediate Government Funds Average (LIGFA) and the Lipper Intermediate Investment Grade Debt Funds Average (LIIGDFA), averages of funds with similar investment objectives. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged, and unlike the Fund are not affected by cash flows. It is not possible to invest directly in an index. Lipper figures represent the average of the total returns reported by all mutual funds designated by Lipper, Inc. as falling into the respective category indicated.

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(For the periods ended December 31, 2004)

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	1 Year	5 Years	Start of Performance[1]

Fund

Returns Before Taxes	(0.88)%	5.09%	4.19%

Returns After Taxes on Distributions[2]	(2.05)%	3.35%	2.32%

Returns after Taxes on Distributions and Sale of Fund Shares[2]	(0.57)%	3.27%	2.40%

LBIGCI	3.04%	7.21%	6.43%

LIGFA	2.57%	6.30%	5.46%

LIIGDFA	3.24%	6.20%	5.14%

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1 The Fund’s start of performance date was April 20, 1998.

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2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

Risk/Return Bar Chart and Table

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The Fund is the successor to the portfolio of a common trust fund (CTF) (the “Predecessor Fund”). The Predecessor Fund was managed by WesBanco Investment Department, the Fund’s Investment Adviser. Prior to the Fund’s commencement of operations date of April 14, 1997, the Fund had no investment operations. Accordingly, the performance information and financial information provided in this prospectus for the periods prior to that date is historical information of the Predecessor Fund adjusted to reflect the Fund’s anticipated expenses. The CTF was not registered under the Investment Act of 1940 (1940 Act) and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the CTF had been registered under the 1940 Act, the performance may have been adversely affected.

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The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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Within the periods shown in the bar chart, the Fund’s highest quarterly return was 4.08% (quarter ended December 31, 2000). Its lowest quarterly return was (1.81)% (quarter ended June 30, 2004).

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Average Annual Total Return Table

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The Average Annual Total Returns for the Fund’s shares are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 5 Year General Obligation Bond Index (LB5GO), a broad-based market index which measures total return performance for the municipal bond market on municipal bonds with maturities of five years. The table also shows returns for the Lipper Intermediate Municipal Debt Funds Average (LIMDFA), an average of funds with similar objectives that invest at least 65% of their assets in municipal debt issued in the top four credit ratings. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged, and unlike the Fund are not affected by cash flows. It is not possible to invest directly in an index. Lipper figures represent the average of total returns reported by all mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.

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(For the periods ended December 31, 2004)

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	1 Year	5 Years	Start of Performance[1]

Fund[2]

Returns Before Taxes	(1.08)%	4.89%	4.36%

Return After Taxes on Distributions[3]	(1.16)%	4.86%	4.33%

Return After Taxes on Distributions and Sale of Fund Shares[3]	0.40%	4.73%	4.29%

LB5GO	2.95%	5.94%	5.55%

LIMDFA	2.59%	5.75%	5.13%

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1 The Fund’s start of performance date was April 14,1997.

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2 The Fund is the successor to the portfolio of a common trust fund (CTF) managed by the Adviser. At the Fund’s commencement of operations, the CTF’s assets were transferred to the Fund in exchange for Fund shares. The CTF was not registered under the Investment Company Act of 1940 (“1940 Act”) and was therefore not subject to the restrictions under the 1940 Act. If the CTF had been registered under the 1940 Act, return before taxes, return after taxes on distributions and return after taxes on distributions and sales of Fund shares would have been disclosed above.

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3 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sales of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.

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What are the Funds’ Fees and Expenses?

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This table describes the fees and expenses that you may pay if you buy and hold Shares of the Funds.

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Shareholder Fees	WesMark Small Company Growth Fund	WesMark Growth Fund	WesMark Balanced Fund	WesMark Bond Fund	WesMark West Virginia Municipal Bond Fund
Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	4.75%	4.75%	3.75%	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None
Exchange Fee	None	None	None	None	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee	0.75%	0.75%	0.75%	0.60%	0.60%[2]

Distribution (12b-1) Fee[3]	0.25%	0.25%	0.25%	0.25%	0.25%

Shareholder Services Fee	0.25%[4]	0.25%	0.25%	0.25%	0.25%

Other Expenses	1.03%[5]	0.28%	0.41%	0.27%	0.37%

Total Annual Fund Operating Expenses	2.28%	1.53%	1.66%	1.37%	1.47%

1 The percentages shown are annualized based on anticipated expenses for the entire fiscal year ending January 31, 2006. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser, administrator, distributor and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses each Fund expects to pay for the fiscal year ending January 31, 2006.

Total Waivers of Fund Expenses	0.59%	0.25%	0.25%	0.25%	0.35%
Total Actual Annual Fund Operating Expenses (after waivers)[6]	1.69%	1.28%	1.41%	1.12%	1.12%

2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the WesMark West Virginia Municipal Bond Fund (after the anticipated voluntary waiver) is expected to be 0.50% for the fiscal year ending January 31, 2006.

3 The Funds have no present intention of paying or accruing the distribution (12b-1) fee during the fiscal year ending January 31, 2006.

4 The shareholder services provider expects to voluntarily waive a portion of the shareholder services fee. The shareholder services provider can terminate this anticipated voluntary waiver at any time. The shareholder services fee paid by the WesMark Small Company Growth Fund (after the anticipated voluntary waiver) is expected to be 0.15% for the fiscal year ending January 31, 2006.

5 The administrator expects to voluntarily waive certain operating expenses of the Fund. The administrator can terminate this anticipated voluntary waiver at any time. Total other expenses paid by the Wesmark Small Company Growth Fund (after the anticipated voluntary waiver) are expected to be 0.79% for the fiscal year ending January 31, 2006.

6 Total Actual Annual Fund Operating Expenses paid by the WesMark Small Company Growth Fund, WesMark Growth Fund, WesMark Balanced Fund, WesMark Bond Fund and WesMark West Virginia Municipal Bond Fund (after the voluntary waivers) were 1.62%, 1.14%, 1.26%, 0.99% and 0.99%, respectively, for the fiscal year ended January 31, 2005.

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Example

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This example is intended to help you compare the cost of investing in each of the WesMark Funds (“the Funds”) with the cost of investing in other mutual funds.

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The example assumes that you invest $10,000 in each of the Funds for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses are before waivers as estimated in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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	1 Year	3 Years	5 Years	10 Years

WesMark Small Company Growth Fund	$695	$1,153	$1,637	$2,966

WesMark Growth Fund	$623	$935	$1,270	$2,212

WesMark Balanced Fund	$636	$974	$1,334	$2,347

WesMark Bond Fund	$509	$793	$1,097	$1,960

WesMark West Virginia Municipal Bond Fund	$519	$822	$1,148	$2,066

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What are the Funds’ Investment Strategies?

WESMARK SMALL COMPANY GROWTH FUND

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The Adviser selects stocks of companies which meet certain fundamental and technical standards of selection, and have an above-average potential for appreciation. The Fund will typically invest in companies in market sectors that offer the highest growth potential, which historically have been telecommunication, computer hardware and software, technology, healthcare, and biotechnology. However, the Fund may invest in other sectors if, in the Adviser’s opinion, they offer a better opportunity for growth. The Adviser will select stocks of companies with growth characteristics, such as above-average earnings growth potential or where significant changes are taking place, such as new products, services, or methods of distributions, or overall business restructuring. The Fund’s investment philosophy will be to select rapidly growing companies with the expectation that this rapid growth will overcome any deficiencies in either balance sheet strength or high valuation. Opportunities that are identified in more mature industries may also be selected for investment by the Fund.

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The Fund may purchase shares of exchange-traded funds (ETFs). The shares of ETFs are listed and traded on stock exchanges at market prices.

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The Fund may invest in ETFs in order to achieve exposure to a specific market sector, or for other reasons consistent with its investment strategy.

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The Adviser anticipates investing its cash balances in investments such as money market funds, repurchase agreements, commercial paper and short-term U.S. government agency and Treasury securities.

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The Fund under normal circumstances, will invest at least 80% of its net assets in investments in small companies. In creating a diversified portfolio of common stocks of small-sized companies the Adviser will define small companies as companies with market capitalizations similar to companies in the Russell 2000 or the S&P 600 which are unmanaged, broad-based capitalization-weighted indexes representing all major industries in the small-cap sector of the U.S. stock market. As of May 28, 2004, the Russell 2000’s market capitalization range was 175.8 million to 1.6 billion and as of September 30, 2004, the S&P 600’s range was 40 million to 3.52 billion. The capitalization ranges of the indexes frequently change as the market value of the stocks that comprise the indexes change or as stocks are added or removed from the indices.

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If a company is within the capitalization range of an index at the time of investment, but subsequently falls outside the index range, the Fund will not be required to sell such company’s security.

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Because the Fund refers to small company investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would permit the Fund to normally invest less than 80% of its assets in investments in small companies.

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Wesmark Growth Fund

The Fund strives to meet its investment goal by selecting growth-oriented stocks of companies that are expected to achieve higher than average profitability ratios such as operating profit margin or return on equity. These stocks are purchased by the Fund only when their price-earnings ratio in relation to market averages such as the Standard & Poor’s 500 Index (S&P 500) is within historical ranges.

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Although a company’s earnings may be continually growing, the Fund may sell such a company if, in the judgment of the Adviser, its stock price is excessively overvalued.

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Most often, these companies will be considered as “large-” or “mid-” capitalization companies. The Fund’s investment approach is based on the conviction that, over the long term, the economy will continue to expand and develop and that this economic growth will be reflected in the growth of the revenues and earnings of publicly held corporations. Equity securities include common stocks, preferred stocks, and securities (including debt securities) that are convertible into common stocks.

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The Fund may purchase shares of exchange-traded funds (ETFs). The shares of ETFs are listed and traded on stock exchanges at market prices. The Fund may invest in ETFs in order to achieve exposure to a specific market sector, or for other reasons consistent with its investment strategy.

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The Adviser anticipates investing its cash balances in investments such as money market funds, repurchase agreements, commercial paper and short-term U.S. government agency and Treasury securities.

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WESMARK BALANCED FUND

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The Fund pursues its investment objectives by investing in a mix of equity, fixed income and money market investments. The Fund’s portfolio is constructed by the Adviser using an asset allocation process. The Adviser first determines the percentage of the Fund’s portfolio to invest in equity securities, the percentage to invest in fixed income securities and the percentage to invest in money market investments based on its view of economic and market conditions. In making this determination, the Fund will stay within a percentage range for equity securities, fixed income securities and money market instruments. The following table shows the percentage ranges for the Fund:

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Equity	Fixed Income	Money Market

30-70%	30-70%	0-40%

Within the equity allocation, the Adviser anticipates investing primarily in the common stock of domestic companies with large and medium market capitalizations and may use a blend of styles in selecting stocks, i.e. stocks may be selected for either their growth characteristics or value characteristics, or both. Equity securities include common stocks, preferred stocks, and securities (including debt securities) that are convertible into common stocks.

Within the fixed income allocation the Adviser anticipates investing primarily in U.S. dollar dominated investment-grade fixed income securities. Investment grade securities are securities rated in one of the top four ratings categories by a nationally recognized statistical rating organization (NRSRO) or securities that are unrated but are determined by the Adviser to be of comparable quality. (See “Investment Ratings for Investment Grade Securities”). Such investment grade securities include U.S. government agency and treasury securities, investment grade corporate debt securities, mortgage-backed securities and asset backed securities.

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Within the money market allocation the Adviser anticipates investing primarily in a portfolio of short-term, high-quality fixed income securities issued by banks, corporations and the U.S. government. The Adviser, seeks to limit the credit risk taken by the Fund by monitoring the credit condition of portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of NRSROs. Specific investments include investments in money market funds, repurchase agreements, commercial paper and short-term U.S. government agency and Treasury securities.

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The Fund may purchase shares of exchange-traded funds (ETFs). The shares of ETFs are listed and traded on stock exchanges at market prices. The Fund may invest in ETFs in order to achieve exposure to a specific market sector, or for other reasons consistent with its investment strategy.

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By combining equity securities, fixed income securities and money market instruments, the Fund seeks to dampen market volatility, while striving to achieve its investment objective.

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WESMARK BOND FUND

The Fund invests primarily in a professionally managed, diversified portfolio of bonds, which includes all permitted types of debt instruments. Under normal circumstances, at least 80% of the Fund’s assets will be invested in fixed income investments.

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The Fund invests primarily in investment grade securities, including repurchase agreements collateralized by such investment grade securities. Investment grade securities are securities rated in one of the top four ratings categories by a NRSRO or securities that are unrated but are determined by the Adviser to be of comparable quality. (See “Investment Ratings for Investment Grade Securities”). Downgraded securities will be evaluated on a case-by-case basis by the Adviser. The Adviser will determine whether or not the security continues to be an acceptable investment.The Fund will invest in those sectors of the bond market that offer the highest yield in relation to historical yield spreads. By recognizing changing relative yields and allocating the assets of the Fund into the most attractive market and maturity sectors, the Fund will attempt to achieve above average returns. The Fund may invest in fixed income securities of any maturity (i.e., short, intermediate, or long term).

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The Adviser anticipates investing its cash balances in investments such as money market funds, repurchase agreements, commercial paper and short-term U.S. government agency and Treasury securities. Because the Fund refers to fixed income securities in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in fixed income securities.

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WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

The Fund attempts to achieve its investment objective by investing in a professionally managed portfolio consisting primarily of investment grade securities issued by the State of West Virginia and its political subdivisions, agencies, and authorities, and other issuers (such as possessions or territories of the U.S.), the interest of which is exempt from federal and West Virginia income tax (“West Virginia Municipal Securities”). As a matter of fundamental investment policy which may not be changed without shareholder approval, the Fund will invest its assets so that, under normal circumstances, at least 80% of its net assets are invested in obligations, the interest income from which is exempt from federal income tax and the income taxes imposed by the state of West Virginia. For purposes of this policy, the tax-free interest must not be a preference item for purposes of computing the federal alternative minimum tax (AMT).

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The Adviser may attempt to minimize market volatility by selecting intermediate term securities (securities with an average maturity generally between five and seven years). The Fund will buy and sell securities to take advantage of opportunities to enhance yield. These transactions may generate capital gains (losses) which have different tax treatment than tax-exempt interest income. The Fund may invest a portion of its assets in non-West Virginia municipal bonds if, in the judgement of the Adviser, the supply and yield of such securities would be beneficial to the Fund’s performance.

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TEMPORARY DEFENSIVE INVESTMENTS

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The Funds may temporarily depart from their principal investment strategies by investing their assets in cash, cash items, and shorter-term, higher-quality debt securities and similar obligations. They may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause a Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

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What are the Principal Securities in Which the Funds Invest?

In pursuing their investment strategy, the Funds may invest in the following securities for any purpose that is consistent with their investment objective. The following table indicates the principal securities in which each fund invests.

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Securities	Small Company Growth Fund	Growth Fund	Balanced Fund	Bond Fund	Municipal Bond Fund

Common Stocks	X	X	X

Preferred Stocks			X	X

Treasury Securities			X	X

Agency Securities			X	X

Corporate Debt Securities			X	X

Mortgage-Backed Securities			X	X

Collateralized Mortgage Obligations			X	X

Asset Backed Securities		X	X	X

Exchange Traded Funds	X	X	X

Repurchase Agreements	X	X	X	X

Securities of Investment Companies	X	X	X	X	X

Credit Enhancement					X

Tax Exempt Securities					X

General Obligation Bonds					X

Special Revenue Bonds					X

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EQUITY SECURITIES

Equity securities represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer’s business. The following describes the types of equity securities in which a Fund may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer’s earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may also treat such redeemable preferred stock as a fixed income security.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Funds may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds. Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, the Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

A Fund creates mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and market risks for each CMO class.

IOS AND POS

CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

Asset Backed Securities

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like floating rate securities, IOs and POs.

Credit enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Sub-Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal and/or state income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

General Obligation Bonds

General obligation bonds are supported by the issuer’s power to impose property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer’s authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Special revenue bondholders may not collect from the municipality’s general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls could result in a default on the bonds.

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SPECIAL TRANSACTIONS

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Repurchase Agreements

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Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting a Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

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The Funds’ custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

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Investing in Securities of Other Investment Companies

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The Funds may invest its assets in securities of other investment companies, including the securities of money market funds affiliated with Federated Investors, Inc. (Federated), as an efficient means of carrying out its investment policies and managing its uninvested cash. These other investment companies are managed independently of the Funds and incur additional expenses. Therefore, any such investment by a Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses.

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The Small Company Growth Fund, the Growth Fund and the Balanced Fund may also invest in ETFs. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.

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INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more NRSRO. For example, Standard and Poor’s, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the issuer’s ability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser’s credit assessment that the security is comparable to investment grade.

What are the Specific Risks of Investing in the Funds?

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Risks	Small Company Growth Fund	Growth Fund	Balanced Fund	Bond Fund	West Virginia Municipal Bond Fund

Stock Market Risks	X	X	X

Credit Risks			X	X	X

Interest Rate Risks			X	X	X

Risks Related to Investing for Value			X

Risks Related to Investing for Growth	X	X	X

Risks Associated with Company Size	X

Risks Related to Complex CMOs			X	X

Call Risks			X	X	X

Prepayment Risks		X	X	X

Sector Risks	X	X	X		X

Tax Risks					X

Diversification Risks					X

Exchange Traded Funds Risks	X	X	X

West Virginia Risks					X

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STOCK MARKET RISKS

  The value of equity securities in a Fund’s portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund’s portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund’s share price may decline.
  The Adviser attempts to manage market risk by limiting the amount a Fund invests in each company’s equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.
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CREDIT RISKS

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  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
  Many fixed income securities receive credit ratings from services such as Standard & Poor’s and Moody’s Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser’s credit assessment.
  Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
  Credit risk includes the possibility that a party to a transaction (such as a repurchase agreement) involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.
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INTEREST RATE RISKS

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  Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
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  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.
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RISKS RELATED TO INVESTING FOR VALUE

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  Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.
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RISKS RELATED TO INVESTING FOR GROWTH

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  Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.
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RISKS RELATED TO COMPANY SIZE

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  Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.
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  Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than larger, well capitalized companies.
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RISKS ASSOCIATED WITH COMPLEX CMOS

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  CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage-backed securities. For example, their prices are more volatile and their trading market may be more limited.
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CALL AND PREPAYMENT RISKS

  Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.
  If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.
  Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage-backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage-backed securities with lower interest rates. As a result, increases in prepayments of high interest rate mortgage-backed securities, or decreases in prepayments of lower interest rate mortgage-backed securities, may reduce their yield and price. This relationship between interest rates and mortgage prepayments makes the price of mortgage-backed securities more volatile than most other types of fixed income securities with comparable credit risks.

SECTOR RISKS

  Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of a Fund’s portfolio holdings to a particular sector, a Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.
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TAX RISKS

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  In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by a Fund to shareholders to be taxable.
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  Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.
  Income from a Fund may be subject to the AMT.

DIVERSIFICATION RISKS

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  Compared to diversified mutual funds, a non-diversified fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the West Virginia Municipal Bond Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on the West Virginia Municipal Bond Fund’s share price and performance.
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EXCHANGE-TRADED FUNDS RISKS

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  An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and a Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional mutual funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
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WEST VIRGINIA SECTOR RISKS

  Because the West Virginia Municipal Bond Fund invests primarily in issuers from a single state, the Fund may be subject to additional risks compared to funds that invest in multiple states. West Virginia’s economy is heavily dependent upon certain industries, such as coal mining, manufacturing and tourism. Any downturn in these and other industries may adversely affect the economy of the state.

What Do Shares Cost?

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You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) and Federal Reserve wire system are open. When a Fund receives your transaction request in proper form, (as described in this prospectus), it is processed at the next determined net asset value (NAV) plus the applicable sales charge (public offering price). From time to time a Fund may purchase foreign securities that trade in foreign markets on days the NYSE is closed. The value of the Fund’s assets may change on days you cannot purchase or redeem Shares.NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The Funds generally value equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market). The Funds generally value fixed income securities according to prices furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities.

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Where a last sale price or market quotation for a portfolio security is not readily available, and no independent pricing service furnishes a price, the value of the security used in computing NAV is its fair value as determined in good faith under procedures approved by the Funds’ Board of Trustees (the “Board”). The Funds may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Funds’ Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

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Fair valuation procedures are also used where a significant event affecting the value of a portfolio security is determined to have occurred between the time as of which the price of the portfolio security is determined and the NYSE closing time as of which a Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating a Fund’s NAV in advance of the time as of which NAV is calculated.

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In some cases, events affecting the issuer of a portfolio security may be considered significant events. Announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE are examples of potentially significant events. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

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The required minimum initial investment in each Fund is $1,000, unless the investment is in an Individual Retirement Account, in which case the minimum initial investment is $500. Subsequent investments in each Fund must be in amounts of at least $100. These minimums may be waived for purchases by the Trust Division of WesBanco for its fiduciary or custodial accounts and WesBanco employees and members of their immediate families. A Fund may waive the initial minimum investment from time to time.

An institutional investor’s minimum investment is calculated by combining all accounts it maintains with the Trust. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

SALES CHARGE WHEN YOU PURCHASE SHARES
OF THE SMALL COMPANY GROWTH FUND, GROWTH FUND & BALANCED FUND:

Amount of Investment	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV

Less than $50,000	4.75%	4.99%

$50,000 but less than $100,000	3.50%	3.63%

$100,000 but less than $250,000	2.50%	2.56%

$250,000 but less than $500,000	1.50%	1.52%

$500,000 but less than $1,000,000	1.00%	1.01%

$1,000,000 or greater	0.00%	0.00%

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SALES CHARGE WHEN YOU PURCHASE SHARES
OF THE BOND FUND & MUNICIPAL BOND FUND:

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Amount of Investment	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV

Less than $25,000	3.75%	3.90%

$25,000 but less than $50,000	3.50%	3.63%

$50,000 but less than $100,000	3.00%	3.09%

$100,000 but less than $250,000	2.50%	2.56%

$250,000 but less than $500,000	1.50%	1.52%

$500,000 but less than $1,000,000	1.00%	1.01%

$1,000,000 or greater	0.00%	0.00%

Certain investors, including trust customers of WesBanco, are not subject to the sales charge.

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REDUCING THE SALES CHARGE WITH BREAKPOINT DISCOUNTS

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Your investment may qualify for a reduction or elimination of the sales charge, also known as a breakpoint discount. The breakpoint discounts offered by the Funds are indicated in the tables above. You or your investment professional must notify the Funds’ Transfer Agent of eligibility for any applicable breakpoint discount at the time of purchase.

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In order to receive the applicable breakpoint discount, it may be necessary at the time of purchase for you to inform your investment professional or the Transfer Agent of the existence of other accounts in which there are holdings eligible to be aggregated to meet a sales charge breakpoint (“Qualifying Accounts”). Qualifying Accounts mean those Share accounts in the Funds held directly or through an investment professional or a through a single-participant retirement account by you, your spouse, your parents (if you are under age 21) and/or your children under age 21, which can be linked using tax identification numbers (TINs), social security numbers (SSNs) or broker identification numbers (BINs). Accounts held through 401(k) plans and similar multi-participant retirement plans, are not Qualifying Accounts.

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In order to verify your eligibility for a breakpoint discount, you will be required to provide to your investment professional or the Transfer Agent certain information on your New Account Form and may be required to provide account statements regarding Qualifying Accounts. If you purchase through an investment professional, you may be asked to provide additional information and records as required by the investment professional. Failure to provide proper notification or verification of eligibility for a breakpoint discount may result in your not receiving a breakpoint discount to which you are otherwise entitled. Breakpoint discounts apply only to your current purchase and do not apply retroactively to previous purchases. The sales charges applicable to the Shares offered in this prospectus, and the breakpoint discounts offered with respect to such Shares, are described in full in this prospectus. Because the prospectus is available on the WesMark Funds website free of charge, the Funds do not disclose this information separately on the website.

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Contingent upon notification to the Transfer Agent, the sales charge at purchase, may be reduced or eliminated by:

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Larger Purchases

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  purchasing Shares in greater quantities to reduce the applicable sales charge; or
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  investments of $1,000,000 or more;
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Concurrent Purchases

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  combining concurrent purchases of Shares:

  -by you, your spouse, and your children under age 21; or

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-of two or more Wesmark funds;

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Accumulated Purchases

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  accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Funds); or
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  if your account was opened prior to October 1, 1999, all subsequent purchases will not be subject to the sales charge.
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Letter of Intent

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  by signing a Letter of Intent committing to purchase a certain amount of the WesMark Funds’ Shares within a 13-month period to combine such purchases in calculating the sales charge. The Funds’ custodian will hold Shares in escrow equal to the maximum applicable sales charge;
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Reinvestment Privilege

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  reinvesting within 120 days of redeeming Shares of an equal or greater amount;
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Purchases by Affiliates of the Fund

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  trust and fiduciary accounts of WesBanco;
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  certain defined benefit/contribution plans; or
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  employees, directors and officers of WesBanco, Federated and their affiliates, and members of their immediate families;
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Waiver of Sales Charge by Investment Professionals

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  investors purchasing through investment professionals who choose to waive the sales charge; and
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Pursuant to the Exchange Privilege

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  exchanges from any WesMark Fund into Institutional Service Shares of Automated Cash Management Trust (a portfolio of Money Market Obligations Trust), and any subsequent exchanges back into any WesMark Fund.
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Contact WesMark Funds Shareholder Services (1-800-864-1013) or your account representative for further information on reducing or eliminating the sales charge.

How are the Funds Sold?

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The Funds’ Distributor, Edgewood Services, Inc. (Distributor) markets the Shares described in this prospectus to customers of WesBanco, Inc. and its affiliates and institutions or individuals, directly from a Fund or through investment professionals. The West Virginia Municipal Bond Fund may not be a suitable investment for retirement plans or for non-West Virginia taxpayers because it invests in West Virginia tax exempt securities. When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor is a subsidiary of Federated.

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RULE 12b-1 PLAN

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The Funds have adopted a Rule 12b-1 Plan, which allows them to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Funds’ Shares. Because these Shares could pay marketing fees on an ongoing basis, your investment cost may be higher over time than other Shares with different sales charges and marketing fees. The Funds are not currently paying or accruing fees under the Plan.

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SERVICE FEES

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The Funds may pay fees not to exceed 0.25% of average daily net assets (Service Fees) to investment professionals or WesBanco, for providing services to shareholders and maintaining shareholder accounts. WesBanco may select others to perform these services for their customers and may pay them fees.

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SUPPLEMENTAL PAYMENTS

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From its own profits, the Adviser may compensate broker-dealers for distribution and may from time to time enter into varying arrangements with broker-dealers in this regard. This compensation is in addition to other compensation that a broker-dealer may receive in connection with the sale of Fund shares.

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Additional Payments to Financial Institutions

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The Distributor or Adviser may pay out of its own resources amounts (including items of material value) to certain financial institutions that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial institution or its employees or associated persons to recommend or sell Shares of the Funds to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Adviser. These payments are not reflected in the fees and expenses listed in the fee table section of the Funds’ prospectus because they are not paid by the Funds.

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These payments are negotiated and may be based on such factors as the number or value of Shares that the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution. These payments may be in addition to payments made by the Funds to the financial institution under a Rule 12b-1 Plan and/or Service Fees arrangement. You can ask your financial institution for information about any payments it receives from the Adviser, Distributor or the Funds and any services provided.

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How to Purchase Shares

You may purchase Shares directly from a Fund by calling WesMark Funds Shareholder Services at 1-800-864-1013, through WesBanco Securities, Inc. or through an investment professional. The Funds reserve the right to reject any request to purchase or exchange Shares.

DIRECTLY FROM A FUND

  Establish your account with a Fund by submitting a completed New Account Form; and
  Send your payment to a Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your payment. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling a Fund and the Shares will be priced at the next calculated NAV after a Fund receives the order.

By Wire

To purchase Shares by Federal Reserve wire, contact your account officer for wiring instructions. Wire orders will only be accepted on days on which a Fund, WesBanco and the Federal Reserve Banks are open for business.

By Check

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Make your check payable to “WesMark Funds”, note your account number on the check (for existing shareholders only), and send it to:

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WesMark Funds Shareholder Services
WesBanco Bank, Inc.
One Bank Plaza
Wheeling, WV 26003
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Payment should be made in U.S. dollars and drawn on a U.S. bank. A Fund may reject any purchase request involving a check that is not made payable to the Wesmark Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

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THROUGH WESBANCO SECURITIES, INC. (WSI)

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Shares can be purchased through WSI, by visiting a WSI investment professional or by calling 1-800-368-3369. Once you have established your account with WSI, you may submit your purchase order to a WSI investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to a Fund on the same day and a Fund receives payment within three business days. You will become the owner of Shares and receive dividends when a Fund receives your payment.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections “By Wire” or “By Check.”

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from another WesMark Fund or from Automated Cash Management Trust.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting a Fund or your investment professional. The minimum investment amount for SIPs is $100.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call the Fund or your investment professional for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  directly from a Fund if you purchased Shares directly from a Fund; or
  through an investment professional if you purchased Shares through an investment professional.

DIRECTLY FROM A FUND

By Telephone

You may redeem or exchange Shares by calling your account officer or WesMark Funds Shareholder Services at 1-800-864-1013 once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day’s NAV.

By Mail

You may redeem or exchange Shares by mailing a written request to a Fund.

You will receive a redemption amount based on the next calculated NAV after a Fund receives your written request in proper form.

Send requests by mail to:

WesMark Funds Shareholder Services
WesBanco Bank, Inc.
One Bank Plaza
Wheeling, WV 26003

All requests must include:

  Fund Name, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name, account number and account registration into which you are exchanging.

Call the Fund or your investment professional if you need special instructions.

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THROUGH WESBANCO SECURITIES, INC. (WSI)

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Shares can be redeemed or exchanged through WSI by visiting a WSI investment professional or by calling 1-800-368-3369. Once you have established your account with WSI, you may submit your redemption or exchange order to a WSI investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after a Fund receives the order from the investment professional.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after a Fund receives the order from your investment professional.

Signature Guarantees

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Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

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  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.
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A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

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PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Funds intend to pay Share redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of a Fund’s portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder’s trade activity or amount adversely impacts a Fund’s ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from a Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in a Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGES

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You may exchange Shares of a Fund into Shares of another WesMark Fund or into Institutional Service Shares of Automated Cash Management Trust. To do this, you must:

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  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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A Fund may modify or terminate the exchange privilege at any time. In addition, a Fund may terminate your exchange privilege if your exchange activity is found to be excessive under the Funds’ frequent trading policies. See “Account and Share Information--Frequent Trading Policies.”

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SYSTEMATIC WITHDRAWAL/ EXCHANGE PROGRAM

Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must be $10,000. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Shares subject to a sales charge while redeeming Shares using this program.

ADDITIONAL CONDITIONS

Telephone Transactions

The Funds will record your telephone instructions. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Funds do not issue share certificates.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

Dividends of the Small Company Growth Fund and Growth Fund, if any, are declared and paid quarterly. Dividends of the Balanced Fund are declared and paid monthly, and dividends of the Bond Fund and Municipal Bond Fund are declared daily and paid monthly. Dividends are paid to all shareholders invested in the Funds on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

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In addition, the Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. If you purchase Shares just before a Fund record date for a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before a Fund record date for a dividend or capital gain. Contact your investment professional or the Funds for information concerning when dividends and capital gains will be paid.

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ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below $1,000. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Funds send an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets.

The Small Company Growth Fund, Growth Fund, Balanced Fund and Bond Fund distributions are expected to be both dividends and capital gains.

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It is anticipated that the West Virginia Municipal Bond Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund’s dividends may not be exempt. Dividends may be subject to state and local taxes. The Fund’s dividends will be exempt from West Virginia state personal income tax to the extent they are derived from interest on obligations exempt from such taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund.

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Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

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FREQUENT TRADING POLICIES

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Frequent or short-term trading into and out of a Fund can have adverse consequences for a Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt a Fund’s investment strategies (e.g., by requiring the Fund to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by a Fund.

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The Funds’ Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Funds’ Shares. Trading in the Funds’ Shares is monitored in an effort to identify disruptive trading activity. Trades into and out of the Funds are monitored within a period of 30 days or less and in certain cases within a period of 90 days or less. If, based upon the monitoring, a shareholder is deemed to have engaged in potentially disruptive frequent or short term trading of the Funds’ shares then the shareholder will receive a letter to that effect and may be precluded from making further purchases or exchanges of the Funds’ shares. No matter how the Fund defines its limits on frequent trading of the Funds Shares, other purchases and sales of the Funds’ Shares may have adverse effects on the management of a Fund’s portfolio and its performance.

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It is anticipated that a significant number of shares of the WesMark Funds will be held by accounts established with WesBanco Trust and Investment Services (WTIS). Purchase and sale decisions in such accounts are primarily made by investment officers of WTIS. Such accounts will be monitored and any instances of disruptive frequent or short term trading will be researched and addressed with management of WTIS.

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The Funds’ objective is that its restrictions on short-term trading should apply to all shareholders regardless of the number or type of accounts in which Shares are held. However, the Funds anticipate that limitations on their ability to identify trading activity to specific shareholders, including where shares are held through intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

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PORTFOLIO HOLDINGS INFORMATION

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The disclosure policy of the Funds and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund’s portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than certain short term and U.S. Government securities and mutual fund shares (other than the WesMark Funds).

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Firms that provide administrative, custody, financial, accounting, legal or other services to the Funds may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Funds may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. Traders or portfolio managers may provide “interest” lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

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The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental or regulatory personnel) requires the prior approval of the Executive Vice President of the Adviser and of the Chief Compliance Officer of the Funds. The Executive Vice President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Adviser and its affiliates, the following procedures apply. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. Before information is furnished, the third party must agree that it will safeguard the confidentiality of the information. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.

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The Funds’ annual and semiannual reports, which contain complete listings of the Funds’ portfolio holdings as of the end of the Funds’ second and fourth fiscal quarters, may be accessed by calling 1-800-864-1013 or on the internet at www.wesmarkfunds.com, then click on “Fund Documents” and select the appropriate document. Complete listings of the Funds’ portfolio holdings as of the end of the Funds’ first and third fiscal quarters may be accessed by calling 1-800-864-1013 or on the WesMark website at www.wesmarkfunds.com, click on “Fund Documents” and select the appropriate document. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC’s website at www.sec.gov. Additionally, summary portfolio for each calendar quarter is posted on the Funds’ website within 30 days (or the next business day) after the end of the calendar quarter. The summary portfolio composition information may include identification of a Fund’s top ten holdings, a percentage breakdown of the portfolio by sector, maturity range or credit quality. To access this information on the Funds’ website click on the applicable Fund’s name and then click on the applicable document.

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Who Manages the Funds?

The Board of Trustees governs the Funds. The Board selects and oversees the Adviser, WesBanco Investment Department. The Adviser manages the Funds’ assets, including buying and selling portfolio securities. The Adviser’s address is One Bank Plaza, Wheeling, WV 26003.

ADVISER’S BACKGROUND

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The Adviser is a division of WesBanco Bank, Inc. which is a wholly owned subsidiary of WesBanco, Inc. (Corporation), a registered bank holding company headquartered in Wheeling, WV. The Corporation and its subsidiaries provide a broad range of financial services to individuals and businesses in West Virginia, Pennsylvania and Ohio. The Adviser is a division of a state chartered bank, which offers financial services that include commercial and consumer loans, corporate, institutional and personal trust services, and demand and time deposit accounts. The Adviser employs an experienced staff of professional investment analysts, portfolio managers and traders. The staff manages the bond portfolios for the Corporation that includes government, corporate, mortgage and municipal securities with a total value of $1.17 billion as of December 31, 2004. Persons affiliated with the Adviser provide investment management services to customers of WesBanco Trust and Investment Services. The total assets of WesBanco Trust and Investment Services are valued at $2.6 billion.

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PORTFOLIO MANAGEMENT INFORMATION

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Jerome B. Schmitt

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Jerome B. Schmitt has been co-portfolio manager of the Funds since their inception, and a principal of the Adviser since its inception in 2001. He has been employed by WesBanco Bank since 1972, serving as Senior Vice President of WesBanco Trust and Investment Services from 1991 to 1996, and as Executive Vice President of Trust and Investment Services since June 1996. Mr. Schmitt is responsible for the activities of WesBanco Investment Department, a registered investment adviser, and Adviser to the Funds. He is also responsible for supervising the activities of the Trust and Investment Services department for WesBanco Bank. Mr. Schmitt is a Chartered Financial Analyst and received his M.A. in Economics from Ohio University.

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David B. Ellwood

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David B. Ellwood has been co-portfolio manager of the Funds since their inception, and a principal of the Adviser since its inception in 2001. He has been employed by WesBanco Bank since 1982, serving as Senior Vice President – Investments since May 2000. Mr. Ellwood is engaged in portfolio management and investment research for the Funds. He is also responsible for supervising all investment activities for the Trust and Investment Services department of WesBanco Bank. Mr. Ellwood is a Chartered Financial Analyst, and received a B.S. degree in Business Administration from Wheeling Jesuit University.

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The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, management of other accounts, and ownership of securities in the Funds.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee equal to a percentage of each Fund’s average daily net assets at the following rates: 0.75% of the Small Company Growth Fund, Growth Fund and Balanced Fund, and 0.60% of the Bond Fund and West Virginia Municipal Bond Fund. The Adviser may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

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The following Financial Highlights will help you understand a Fund’s financial performance for its past five fiscal years, or since inception, if the life of a Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and capital gains.

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This information has been audited by Deloitte & Touche LLP, whose report, along with the Funds’ audited financial statements, is included in the Annual Report.

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Financial Highlights

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(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

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Year Ended January 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments

WesMark Small Company Growth Fund
2001(c)	$10.00	(0.01)	(0.36)	(0.37)	--	(0.23)
2002	$9.40	(0.05)	(2.24)	(2.29)	--	(0.21)
2003	$6.90	(0.05)(e)(f)	(2.10)	(2.15)	--	--
2004	$4.75	(0.08)(e)(f)	2.81	2.73	--	--
2005	$7.48	(0.06)(e)	(0.23)	(0.29)	--	--

WesMark Growth Fund
2001	$15.09	0.08	3.48	3.56	(0.08)	(3.47)
2002	$15.10	0.04	(2.61)	(2.57)	(0.03)	(0.59)
2003	$11.91	0.02	(2.69)	(2.67)	(0.01)	--
2004	$9.23	0.01	3.59	3.60	(0.02)	--
2005	$12.81	0.09	(0.42)	(0.33)	(0.11)	--

WesMark Balanced Fund
2001	$10.64	0.27	1.26	1.53	(0.27)	(0.76)
2002	$11.14	0.21	(1.57)	(1.36)	(0.21)	(0.22)
2003	$9.35	0.17	(1.73)	(1.56)	(0.18)	--
2004	$7.61	0.14	1.49	1.63	(0.14)	--
2005	$9.10	0.18	(0.23)	(0.05)	(0.18)	--

WesMark Bond Fund
2001	$9.21	0.59	0.63	1.22	(0.59)	--
2002	$9.84	0.53	0.11	0.64	(0.53)	--
2003	$9.95	0.39	0.03	0.42	(0.39)	--
2004	$9.98	0.30	0.05	0.35	(0.30)	--
2005	$10.03	0.34	(0.08)	0.26	(0.33)	(0.01)

WesMark West Virginia Municipal Bond Fund
2001	$9.66	0.45	0.61	1.06	(0.45)	(0.00)(g)
2002	$10.27	0.45(h)	0.04(h)	0.49	(0.44)	--
2003	$10.32	0.39	0.22	0.61	(0.39)	--
2004	$10.54	0.32	0.10	0.42	(0.32)	(0.01)
2005	$10.63	0.31	(0.01)	0.30	(0.31)	(0.05)

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(a) Based on net asset value, which does not reflect the sales charge, contingent deferred sales charge or redemption fee, if applicable. Total returns for periods of less than one year are not annualized.

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(b) This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown.

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(c) Reflects operations for the period from August 8, 2000 (date of initial public investment) to January 31, 2001.

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(d) Computed on an annualized basis.

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(e) Based on average shares outstanding.

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(f) Reclassifications have been made to conform to current year presentation. Net assets were not affected by this reclassification.

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(g) Represents less than $0.01.

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(h) As required effective February 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. For the year ended January 31, 2002, this change increased the net investment income per share by $0.01, decreased net realized and unrealized gain per share by $0.01, and increased the ratio of net investment income to average net assets from 4.32% to 4.36%. Per share, ratios and supplemental data for the periods prior to February 1, 2001, have not been restated to reflect this change in presentation.

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Further information about the Fund’s performance is contained in the Annual Report, dated January 31, 2005, which can be obtained free of charge.

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			Ratios to Average Net Assets
Total Distributions	Net Asset Value, End of Period	Total Return(a)	Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement(b)	Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate

(0.23)	$9.40	(3.16)%	1.70%(d)	(0.40)%(d)	0.28%(d)	$25,162	27%
(0.21)	$6.90	(24.53)%	1.47%	(0.73)%	0.20%	$23,044	24%
--	$4.75	(31.16)%	1.48%	(0.91)%	0.29%	$13,696	40%
--	$7.48	57.47%	1.66%	(1.31)%	0.46%	$19,181	66%
--	$7.19	(3.88)%	1.62%	(0.89)%	0.38%	$21,532	62%

(3.55)	$15.10	25.41%	0.97%	0.58%	0.01%	$256,282	77%
(0.62)	$11.91	(17.23)%	0.97%	0.30%	0.01%	$241,313	37%
(0.01)	$9.23	(22.40)%	1.12%	0.18%	0.01%	$185,055	36%
(0.02)	$12.81	39.04%	1.14%	0.12%	0.11%	$260,060	60%
(0.11)	$12.37	(2.63)%	1.14%	0.71%	0.11%	$249,647	51%

(1.03)	$11.14	14.99%	0.98%	2.41%	0.11%	$86,205	48%
(0.43)	$9.35	(12.40)%	0.97%	2.09%	0.10%	$77,839	42%
(0.18)	$7.61	(16.87)%	1.18%	2.07%	0.03%	$58,809	36%
(0.14)	$9.10	21.64%	1.24%	1.71%	0.12%	$65,801	52%
(0.18)	$8.87	(0.53)%	1.26%	1.95%	0.12%	$57,523	38%

(0.59)	$9.84	13.71%	0.82%	6.22%	0.06%	$152,227	25%
(0.53)	$9.95	6.61%	0.78%	5.28%	0.05%	$161,789	50%
(0.39)	$9.98	4.27%	0.94%	3.89%	0.01%	$168,551	64%
(0.30)	$10.03	3.52%	0.99%	2.97%	0.11%	$182,416	74%
(0.34)	$9.95	2.68%	0.99%	3.38%	0.11%	$190,125	58%

(0.45)	$10.27	11.26%	0.73%	4.53%	0.30%	$63,625	29%
(0.44)	$10.32	4.92%	0.66%	4.36%(h)	0.30%	$65,595	26%
(0.39)	$10.54	6.04%	0.84%	3.76%	0.21%	$70,957	17%
(0.33)	$10.63	4.06%	0.97%	3.05%	0.21%	$77,115	34%
(0.36)	$10.57	2.97%	0.99%	2.99%	0.20%	$74,696	22%

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[Logo of WesBanco Investment Department]

Investment Adviser

A Division of WesBanco Bank, Inc.

WesMark Small Company Growth Fund (WMKSX)

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WesMark Growth Fund (WMKGX)

WesMark Balanced Fund (WMBLX)

WesMark Bond Fund (WMBDX)

WesMark West Virginia Municipal Bond Fund (WMKMX)

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March 31, 2005

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A Statement of Additional Information (SAI) dated March 31, 2005 is incorporated by reference into this prospectus. Additional information about the Funds and their investments is contained in the Funds’ SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report’s Management’s Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year. The SAI contains a description of the Funds’ policies and procedures with respect to the disclosure of their portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Funds at 1-800-864-1013.

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You can obtain information about the Funds (including the SAI) by writing to or visiting the Public Reference Room of the Securities and Exchange Commission in Washington, DC. You may also access fund information from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.

WesMark Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7010

Edgewood Services, Inc., Distributor

Investment Company Act File No. 811-7925
Cusip 951025501
Cusip 951025204
Cusip 951025303
Cusip 951025402
Cusip 951025105

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25314 (3/05)

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[Logo of WesMark]

[Logo of WesMark Funds]

Family of Funds

COMBINED PROSPECTUS

[Logo of WesBanco]

Investment Adviser
A Division of WesBanco Bank, Inc.

Cusip 951025501
Cusip 951025204
Cusip 951025303
Cusip 951025402
Cusip 951025105

Edgewood Services, Inc., Distributor

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25314 (3/05)

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                                  WESMARK FUNDS

                        WesMark Small Company Growth Fund
                               WesMark Growth Fund
                              WesMark Balanced Fund
                                WesMark Bond Fund
                    WesMark West Virginia Municipal Bond Fund

                       Statement of Additional Information
                                 March 31, 2005

This Statement of Additional  Information  (SAI) is not a prospectus.  Read this
SAI in  conjunction  with the  prospectus  of the WesMark  Funds dated March 31,
2005.

This SAI  incorporates  by  reference  the  Funds'  Annual  Report.  Obtain  the
Prospectus or the Annual Report without charge by calling 1-800-864-1013.

CONTENTS
==============================================================================

How Are the Funds Organized?--------------------------------------------2

Securities in Which the Funds Invest------------------------------------2

What Do Shares Cost?---------------------------------------------------15

How Are the Funds Sold?------------------------------------------------16

Exchanging Securities for Shares---------------------------------------16

Redemption in Kind-----------------------------------------------------16

Massachusetts Partnership Law------------------------------------------17

Account and Share Information------------------------------------------17

Tax Information--------------------------------------------------------18

Who Manages and Provides Services to the Funds?------------------------18

Fees Paid by the Funds for Services------------------------------------26

How Do the Funds Measure Performance?----------------------------------27

Financial Information--------------------------------------------------31

Addresses--------------------------------------------------------------34

Appendix---------------------------------------------------------------35

Edgewood Services, Inc., Distributor,
subsidiary of Federated Investors, Inc.
25370 (3/05)

HOW ARE THE FUNDS ORGANIZED?

WesMark Funds  (Trust) is an open-end,  management  investment  company that was established  under the laws of the  Commonwealth  of  Massachusetts  on March 1,
1996. The Trust may offer separate  series of shares  representing  interests in separate  portfolios of securities.  The Trust currently offers four diversified portfolios:  WesMark  Small  Company  Growth Fund (Small  Company  Growth Fund),
WesMark Growth Fund (Growth Fund),  WesMark  Balanced Fund (Balanced  Fund), and
WesMark Bond Fund (Bond Fund), and one non diversified  portfolio,  WesMark West
Virginia  Municipal  Bond Fund (West Virginia  Municipal Bond Fund).  The Funds'
investment adviser is WesBanco Investment Department (Adviser).

SECURITIES IN WHICH THE FUNDS INVEST

In pursuing  their  investment  strategy,  the Funds may invest in the following securities for any purpose that is consistent with their  investment  objective.
The following table indicates which types of securities are:

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P = Principal investment of a Fund;
A = Acceptable (but not principal) investment of a Fund; or
N = Not an acceptable investment of a Fund.
-------------------------------------------------------------------------------------------
      Securities           Small      Growth       Balanced     Bond     West Virginia
                         Company         Fund        Fund       Fund       Municipal
                         Growth Fund                                       Bond Fund
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Common Stocks                P            P            P          A            N
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Preferred Stocks             P            P            P          A            N
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
REITs                        A            A            A          A            N
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Warrants                     A            A            A          A            N
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Treasury Securities          A            A            P          P            A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Agency Securities            A            A            P          P            A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Corporate Debt               A            A            P          P            N
Securities
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Commercial Paper             A            A            A          A            A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Bank Instruments             A            A            A          A            A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Mortgage Backed              N            N            P          P            N
Securities
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Collateralized               N            N            P          P            N
Mortgage Obligations
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Sequential CMOs              N            N            A          A            N
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
PACs, TACs and               N            N            A          A            N
Companion Classes
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
IOs and Pos                  N            N            A          A            N
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Floaters and Inverse         N            N            A          A            N
Floaters
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Z Classes and                N            N            A          A            N
Residual Classes
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Asset Backed                 N            N            P          P            N
Securities
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Zero Coupon Securities       N            N            A          A            A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Credit Enhancement           N            N            A          A            P
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Convertible Securities       A            A            A          A            N
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Tax Exempt Securities        N            N            N          N            P
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
General Obligation           N            N            N          N            P
Bonds
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Special Revenue Bonds        N            N            N          N            P
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Private Activity Bonds       N            N            N          N            A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Tax Increment                N            N            N          N            A
Financing Bonds
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Municipal Notes              N            N            N          N            A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Variable Rate Demand         N            N            A          A            A
Instruments
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Municipal Leases             N            N            N          N            A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Foreign Securities           A            A            A          A            N
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Depositary Receipts          A            A            A          A            N
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Foreign Exchange             A            A            A          A            N
Contract
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Derivative Contracts         A            A            A          A            A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Futures                      A            A            A          A            A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Options                      A            A            A          A            A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Repurchase Agreements        A            A            A          A            A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Reverse Repurchase           A            A            A          A            A
Agreements
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Delayed Delivery             A            A            A          A            A
Transactions
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
To Be Announced              A            A            A          A            N
Securities
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Dollar Rolls                 A            A            A          A            N
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Investments in               P            P            P          P            P
Securities of Other
Investment companies
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Exchange Traded Funds        P            P            P          A            N
-------------------------------------------------------------------------------------------

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SECURITIES DESCRIPTIONS AND TECHNIQUES
----------------------------------------------------------------------

In  pursuing  their  investment  strategies,  the Funds may,  in addition to the securities listed in the Funds' prospectus,  invest in the following  securities for any purpose that is consistent with their investment objectives.

EQUITY SECURITIES

Equity securities  represent a share of an issuer's  earnings and assets,  after the  issuer  pays its  liabilities.  A Fund  cannot  predict  the income it will receive from equity  securities  because issuers generally have discretion as to the payment of any dividends or distributions.  However, equity securities offer greater potential for appreciation than many other types of securities,  because their value  increases  directly  with the value of the issuer's  business.  The following  describes  the  types of  equity  securities  in which  the Funds may invest.

    Common Stocks
    Common stocks are the most common type of equity security.  While holders of common stocks may receive a portion of the issuer's earnings in the form of dividends, dividends are generally only paid after the issuer pays its creditors and any preferred stockholders.  In addition, issuers generally have discretion as to the payment of any dividends. Therefore a Fund cannot predict the income it will receive, if any, from common stocks.  However, common stocks offer greater potential for appreciation than many other types of securities because their value generally increases with the value of the issuer's business.  As a result, changes in an issuer's earnings may directly influence the value of its common stock.

    Preferred Stocks
    Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock.  Some preferred stocks also participate in dividends and distributions paid on common stock.  Preferred stocks may also permit the issuer to redeem the stock.  The Funds may also treat such redeemable preferred stock as a fixed income security.
    Because preferred stock dividends usually must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks.  However, preferred stocks do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities.

    Real Estate Investment Trusts (REITs)
    REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and
    distribute most of their income. Such tax requirements limit a
    REIT's ability to respond to changes in the commercial real estate market.

    Warrants
    Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a
    specified future date (the expiration date). A Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the
    expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FIXED INCOME SECURITIES

Fixed income securities pay interest,  dividends or distributions at a specified rate.  The  rate  may  be a  fixed  percentage  of  the  principal  or  adjusted periodically.  In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities  provide more regular  income than equity  securities.  However,  the returns on fixed income securities are limited and normally do not increase with the issuer's  earnings.  This limits the potential  appreciation of fixed income securities as compared to equity securities.

A  security's  yield  measures  the  annual  income  earned on a  security  as a percentage of its price. A security's yield will increase or decrease  depending upon whether it costs less (a discount) or more (a premium)  than the  principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount  or  premium  security  may change  based upon the probability of an early redemption.  Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which a Fund may invest.

    Treasury Securities
    Treasury securities are direct obligations of the federal
    government of the United States. Treasury securities are
    generally regarded as having the lowest credit risks.

    Agency Securities
    Agency Securities. Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE)
    acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business
    Administration, Farm Credit System Financial Assistance
    Corporation, Farmer's Home Administration, Federal Financing
    Bank, General Services Administration, Department of Housing and
    Urban Development, Export-Import Bank, Overseas Private
    Investment Corporation, and Washington Metropolitan Area Transit
    Authority Bonds.
    Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by
    (or otherwise make funds available to) the Federal Home Loan Bank
    System, Federal Home Loan Mortgage Corporation, Federal National
    Mortgage Association, Student Loan Marketing Association, and
    Tennessee Valley Authority in support of such obligations.
    A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System,
    Financing Corporation, and Resolution Funding Corporation.
    Investors regard agency securities as having low credit risks, but not as low as Treasury securities.
    A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

    Corporate Debt Securities
    Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

    In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated
    securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

    Commercial Paper
    Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

    Bank Instruments
    Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee
    instruments are denominated in U.S. dollars and issued by
    U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of
    U.S. or foreign banks.

Mortgage Backed Securities

Mortgage  backed  securities  represent  interests  in pools of  mortgages.  The mortgages that comprise a pool normally have similar interest rates,  maturities and  other  terms.  Mortgages  may have  fixed  or  adjustable  interest  rates.
Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage  backed  securities  come in a variety  of forms.  Many have  extremely
complicated   terms.  The  simplest  form  of  mortgage  backed  securities  are pass-through  certificates.  An  issuer  of  pass-through  certificates  gathers monthly payments from an underlying pool of mortgages.  Then, the issuer deducts its  fees  and  expenses  and  passes  the  balance  of the  payments  on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments  from the underlying  mortgages.
As a result,  the  holders  assume all the  prepayment  risks of the  underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

CMOs,  including interests in real estate mortgage investment conduits (REMICs), allocate  payments and prepayments from an underlying  pass-through  certificate among holders of different classes of mortgage backed  securities.  This creates different prepayment and market risks for each CMO class.

    Sequential CMOs
    In a sequential pay CMO, one class of CMOs receives all
    principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

    PACs, TACs and Companion Classes
    More sophisticated CMOs include planned amortization classes
    (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive
    principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and
    TACs to control prepayment risks by increasing the risks to their companion classes.

    IOs and POs
    CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase.
    In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest
    payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

    Floaters and Inverse Floaters
    Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as the London Interbank
    Offered Rate (LIBOR). The other class (Inverse Floaters)
    receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse
    Floater classes receive correspondingly less interest) as
    interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

    Z Classes and Residual Classes
    CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments,
    CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly,
    REMICs have residual interests that receive any mortgage
    payments not allocated to another REMIC class.

    The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Asset Backed Securities

Asset  backed  securities  are  payable  from  pools of  obligations  other than mortgages.  Most asset backed  securities  involve  consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income  securities) may be used to create an asset backed security.  Asset backed securities may take the form of commercial paper, notes,  or pass through  certificates.  Asset backed  securities have prepayment risks.  Like CMOs, asset backed  securities may be structured like floating rate securities, IOs and POs.

Zero Coupon Securities

Zero coupon  securities  do not pay interest or principal  until final  maturity unlike debt securities that provide periodic  payments of interest  (referred to as a coupon payment).  Investors buy zero coupon securities at a price below the amount payable at maturity.  The  difference  between the purchase price and the amount  received at maturity  represents  interest on the zero coupon  security.
Investors  must wait until  maturity to receive  interest and  principal,  which increases the interest rate and credit risks of a zero coupon security.

Credit Enhancement

Credit  enhancement  consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders  and  receives  reimbursement  from the  issuer.  Normally,  the  credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit  enhancement.  Common  types of credit  enhancement include  guarantees,  letters of credit, bond insurance and surety bonds. Credit enhancement also includes  arrangements  where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold  and the  proceeds  paid to  security  holders.  Either  form of  credit enhancement  reduces  credit risks by providing  another source of payment for a fixed income security.

Convertible Securities

Convertible securities are fixed income securities that a Fund has the option to exchange  for equity  securities  at a specified  conversion  price.  The option allows a Fund to realize  additional  returns if the market  price of the equity securities  exceeds the  conversion  price.  For example,  a Fund may hold fixed income  securities  that  are  convertible  into  shares  of  common  stock at a conversion  price of $10 per share.  If the market value of the shares of common stock reached $12, a Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible   securities  have  lower  yields  than   comparable   fixed  income
securities.  In  addition,  at the time a  convertible  security  is issued  the conversion price exceeds the market value of the underlying  equity  securities.
Thus,  convertible  securities  may provide lower  returns than  non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities.  However,  convertible  securities permit a
Fund to realize some of the  potential  appreciation  of the  underlying  equity securities with less risk of losing its initial investment.

A Fund treats convertible  securities as both fixed income and equity securities for  purposes of their  investment  policies and  limitations,  because of their unique characteristics.

Tax Exempt Securities

Tax exempt  securities are fixed income securities that pay interest that is not subject to  regular  federal  and/or  state  income  taxes.  Typically,  states, counties,  cities and other political  subdivisions  and  authorities  issue tax exempt securities.  The market categorizes tax exempt securities by their source of repayment.

    General Obligation Bonds
    General obligation bonds are supported by the issuer's power to impose property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

    Special Revenue Bonds
    Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Special revenue bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls could result in a default on the bonds.

    Private Activity Bonds
    Private activity bonds are special revenue bonds used to finance private entities.  For example, a municipality may issue bonds to finance a new factory to improve its local economy.  The
    municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds.  The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality.  Therefore, any default on the loan normally would result in a default on the bonds.

    The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT).  A Fund may invest in bonds subject to AMT.

    Tax Increment Financing Bonds
    Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds.  For example, a municipality may issue TIF bonds to redevelop a commercial area.  The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area.  The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

    Municipal Notes
    Municipal notes are short-term tax exempt securities.  Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues.
    Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds.  The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

    Variable Rate Demand Instruments
    Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand.  The securities also pay interest at a variable rate intended to cause the securities to trade at their face value.  The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

    Municipal Leases
    Municipalities may enter into leases for equipment or
    facilities.  In order to comply with state public financing laws, these leases are typically subject to annual appropriation.  In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget.  After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

   The Fund may invest in  securities  supported by pools of municipal leases.  The  most  common  type  of  lease  backed  securities  is certificates of participation  (COPs).  However,  the Fund may also invest directly in individual leases.

FOREIGN SECURITIES

Foreign  securities  are  securities of issuers based outside the United States.
The Funds consider an issuer to be based outside the United States if:

o    it is organized  under the laws of, or has a principal  office  located in, another country;

o    the principal trading market for its securities is in another country; or

o    it (or its  subsidiaries)  derived in its most current fiscal year at least
     50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily  denominated in foreign currencies.  Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

   Depositary Receipts
   Depositary receipts represent interests in underlying shares issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. American
   Depositary Receipts (ADRs) are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts
   (EDRs), Global Depositary Receipts (GDRs), and International
   Depositary Receipts (IDRs), are traded globally or outside the
   United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

   Foreign Exchange Contracts
   In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the
   International Equity Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot
   exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

DERIVATIVE CONTRACTS

Derivative contracts are financial  instruments that require payments based upon changes in the values of  designated  (or  underlying)  securities,  currencies, commodities,  financial indices or other assets. Some derivative contracts (such as futures,  forwards and options) require  payments  relating to a future trade involving the  underlying  asset.  Other  derivative  contracts  (such as swaps)
require  payments  relating to the income or returns from the underlying  asset.
The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges.  In this case, the exchange sets all the terms of the contract except for the price.
Investors  make payments due under their  contracts  through the exchange.  Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange.  Parties to the contract make
(or collect) daily payments to the margin  accounts to reflect losses (or gains)
in the value of their  contracts.  This  protects  investors  against  potential defaults by the  counterparty.  Trading  contracts  on an  exchange  also allows investors to close out their contracts by entering into offsetting contracts.

For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting  contract to sell the same asset on the same date. If the offsetting  sale price is more than the original  purchase price, a
Fund realizes a gain; if it is less, a Fund realizes a loss. Exchanges may limit the amount of open contracts  permitted at any one time. Such limits may prevent a Fund from closing out a position.  If this happens, a Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any  payments  required  under the  contract  (even if it has to sell  portfolio securities at  unfavorable  prices to do so).  Inability to close out a contract could also harm a Fund by preventing it from  disposing of or trading any assets it has been using to secure its obligations under the contract.

A  Fund  may  also  trade  derivative   contracts   over-the-counter   (OTC)  in
transactions  negotiated  directly  between  a Fund  and the  counterparty.  OTC contracts do not  necessarily  have standard  terms,  so they cannot be directly
offset  with  other  OTC  contracts.   In  addition,  OTC  contracts  with  more
specialized terms may be more difficult to price than exchange traded contracts.

Depending  upon  how a Fund  uses  derivative  contracts  and the  relationships between the market value of a  derivative  contract  and the  underlying  asset, derivative  contracts  may  increase or  decrease a Fund's  exposure to interest rate,  stock market,  currency and credit  risks,  and may also expose a Fund to liquidity and leverage  risks.  OTC contracts also expose a Fund to credit risks in the event that a counterparty defaults on the contract.

A Fund may  trade in the  following  types of  derivative  contracts,  including combinations thereof:

   Futures Contracts

   Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time.  Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset.
   Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset.  Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

   Options
   Options are rights to buy or sell an underlying asset or
   instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises)
   the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including financial indices, individual
   securities, and other derivative instruments, such as futures contracts.  Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts.

   A Fund may:

o    Buy put options on portfolio securities, securities indices, and listed put options on futures  contracts in anticipation of a decrease in the value of the underlying asset;

o    Write covered call options on portfolio  securities and listed call options on futures contracts to generate income from premiums,  and in anticipation of a  decrease  or only  limited  increase  in the value of the  underlying asset.  If a call  written by a Fund is  exercised,  the Fund  foregoes any possible  profit  from an increase  in the market  price of the  underlying asset over the exercise price plus the premium received;

o    Write secured put options on portfolio  securities (to generate income from premiums,  and in anticipation  of an increase or only limited  decrease in the value of the underlying asset). In writing puts, there is a risk that a
     Fund may be required  to take  delivery  of the  underlying  asset when its current market price is lower than the exercise price;

o    When a Fund  writes  options  on futures  contracts,  it will be subject to margin requirements similar to those applied to futures contracts; and

o    Buy or write options to close out existing options positions.

   A Fund may also write call options on financial futures contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by a Fund is exercised, the Fund
   foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

   A Fund may also write put options on financial futures contracts to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that a Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price. When a
   Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

MUNICIPAL BOND INSURANCE

The West Virginia Municipal Bond Fund may purchase municipal  securities covered by insurance  which  guarantees  the timely payment of principal at maturity and interest on such securities  ("Policy" or "Policies").  These insured  municipal securities  are  either (1)  covered  by an  insurance  policy  applicable  to a particular  security,  whether  obtained  by the issuer of the  security or by a third party ("Issuer-Obtained  Insurance") or (2) insured under master insurance policies issued by municipal bond insurers,  which may be purchased by the Fund.
The  premiums  for the  Policies  may be paid by the Fund  and the  yield on the
Fund's  portfolio  may be  reduced  thereby.  The Fund  may  require  or  obtain municipal bond insurance when purchasing  municipal  securities  which would not otherwise meet the Fund's quality standards. The Fund may also require or obtain
municipal  bond  insurance  when  purchasing  or  holding   specific   municipal
securities,  when, in the opinion of the Fund's  Adviser,  such insurance  would benefit the Fund (for  example,  through  improvement  of  portfolio  quality or increased liquidity of certain securities).  The Fund's Adviser anticipates that between  30% and 70% of the Fund's  net assets  will be  invested  in  municipal securities which are insured.

Issuer-Obtained  Insurance  policies are non-cancelable and continue in force as long as the municipal  securities are outstanding and their respective  insurers remain in  business.  If a  municipal  security  is covered  by  Issuer-Obtained
Insurance, then such security need not be insured by the Policies purchased by a
Fund.

The Fund may purchase two types of Policies  issued by municipal  bond insurers.
One type of Policy covers certain municipal securities only during the period in which they are in the Fund's portfolio.  In the event that a municipal  security covered by such a Policy is sold from a Fund, the insurer of the relevant Policy will be liable for those  payments of interest and  principal  which are due and owing at the time of the sale.

The other type of Policy covers municipal  securities not only while they remain in the Fund's portfolio but also until their final maturity if they are sold out of the Fund's portfolio, so that the coverage may benefit all subsequent holders of those  municipal  securities.  The Fund will obtain  insurance  which  covers municipal  securities  until final  maturity even after they are sold out of the
Fund's portfolio only if, in the judgment of the Adviser, the Fund would receive net proceeds from the sale of those securities, after deducting the cost of such permanent insurance and related fees, significantly in excess of the proceeds it would receive if such municipal securities were sold without insurance. Payments
received  from  municipal   bond  issuers  may  not  be  tax-exempt   income  to
shareholders of the Fund.

The Fund may purchase  municipal  securities insured by Policies from MBIA Corp.
("MBIA"),  AMBAC Indemnity Corporation  ("AMBAC"),  Financial Guaranty Insurance
Company  ("FGIC"),  or any other  municipal  bond insurer  which is rated AAA by
S&P or Aaa by Moody's.  Each Policy  guarantees the payment of principal and interest on those  municipal  securities it insures.  The Policies will have the same general characteristics and features. A municipal security will be eligible for coverage if it meets certain  requirements  set forth in the Policy.  In the event  interest or principal on an insured  municipal  security is not paid when due, the insurer  covering the  security  will be obligated  under its Policy to make such payment not later than 30 days after it has been  notified by the Fund that such  non-payment  has occurred.  MBIA,  AMBAC,  and FGIC will not have the right to withdraw  coverage on securities  insured by their  Policies so long as such securities  remain in the Fund's  portfolio,  nor may MBIA,  AMBAC, or FGIC cancel their Policies for any reason except failure to pay premiums when due.

MBIA,  AMBAC,  and FGIC will reserve the right at any time upon 90 days' written notice  to the Fund to  refuse to insure  any  additional  municipal  securities purchased by the Fund after the effective date of such notice. The Fund reserves the right to terminate any of the Policies if they  determine  that the benefits to a Fund of having its portfolio insured under such Policy are not justified by the expense involved.

Additionally, the Fund reserves the right to enter into contracts with insurance carriers  other  than MBIA,  AMBAC,  or FGIC if such  carriers  are rated AAA by
S&P or Aaa by Moody's.

SPECIAL TRANSACTIONS

Repurchase Agreements

Repurchase  agreements are  transactions  in which a Fund buys a security from a dealer or bank and agrees to sell the  security  back at a mutually  agreed upon time and price. The repurchase price exceeds the sale price, reflecting a Fund's return on the transaction.  This return is unrelated to the interest rate on the underlying  security.  A Fund will enter into  repurchase  agreements  only with banks and other recognized financial  institutions,  such as securities dealers, deemed creditworthy by the Adviser.

The Funds'  custodian or  subcustodian  will take  possession of the  securities subject to repurchase  agreements.  The Adviser or subcustodian will monitor the value of the  underlying  security  each  day to  ensure  that the  value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements

Reverse repurchase  agreements are repurchase  agreements in which a Fund is the seller (rather than the buyer) of the securities,  and agrees to repurchase them at an agreed upon time and price. A reverse  repurchase  agreement may be viewed as a type of borrowing by a Fund. Reverse  repurchase  agreements are subject to credit risks. In addition,  reverse repurchase  agreements create leverage risks because  a Fund must  repurchase  the  underlying  security  at a higher  price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions

Delayed  delivery   transactions,   including  when  issued  transactions,   are
arrangements in which a Fund buys  securities for a set price,  with payment and delivery  of the  securities  scheduled  for a future  time.  During  the period between  purchase and  settlement,  no payment is made by the Fund to the issuer and no interest  accrues to the Fund. The Fund records the  transaction  when it agrees to buy the securities  and reflects their value in determining  the price of its shares. Settlement dates may be a month or more after entering into these transactions  so that the market values of the  securities  bought may vary from the purchase prices.  Therefore,  delayed delivery  transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a  counterparty  default.  These  transactions  create  leverage risks.

    To Be Announced Securities (TBAs)
    As with other when-issued transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, a
    Fund agrees to accept any security that meets specified terms.
    For example, in a TBA mortgage-backed transaction, a Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. However, the seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage-backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

    Dollar Rolls
    Dollar rolls are transactions where a Fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price.
    Normally, one or both securities involved are TBA
    mortgage-backed securities. Dollar rolls are subject to interest rate risks and credit risks.

Securities Lending

A Fund may lend  portfolio  securities  to  borrowers  that  the  Adviser  deems creditworthy.  In return,  the Fund receives cash or liquid  securities from the borrower as collateral.  The borrower must furnish additional  collateral if the market value of the loaned securities increases. Also, the borrower must pay the
Fund  the  equivalent  of any  dividends  or  interest  received  on the  loaned securities.

The Fund  will  reinvest  cash  collateral  in  securities  that  qualify  as an acceptable  investment for the Fund. However,  the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower.  The
Fund will not have the right to vote on securities  while they are on loan,  but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative  and  custodial  fees  in  connection  with a loan  and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities  lending  activities  are subject to  interest  rate risks and credit risks. These transactions create leverage risks.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

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The Funds may invest its assets in  securities  of other  investment  companies, including  the  securities  of money  market  funds  affiliated  with  Federated
Investors,  as an efficient  means of carrying out its  investment  policies and managing its  uninvested  cash.  These other  investment  companies  are managed independently of the Funds and incur additional  expenses.  Therefore,  any such investment  by the Funds may be  subject to  duplicate  expenses.  However,  the
Adviser  believes that the benefits and  efficiencies  of this  approach  should outweigh the additional expenses.

The Small Company Growth Fund, Growth Fund, Balanced Fund and Bond Fund may also invest in ETFs. As with traditional  mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively  low. ETFs do not charge initial sales charges or redemption  fees and investors pay only  customary  brokerage fees to buy and sell ETF shares.

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INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser will  determinate  whether a security is investment grade based upon the credit ratings given by one or more nationally  recognized  rating services.
For  example,  Standard  and  Poor's,  a  rating  service,  assigns  ratings  to investment  grade  securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal  (default)
when due on each  security.  Lower credit  ratings  correspond  to higher credit risk.  If a security has not received a rating,  a Fund must rely  entirely upon the Adviser's  credit  assessment  that the security is comparable to investment grade.

INVESTMENT RISKS

There are many  factors  which may effect an  investment  in a Fund.  The Funds'
principal  risks are described in its  prospectus.  Additional  risk factors are outlined below.

                            Small                                             West
                            Company                                           Virginia
                            Growth        Growth      Balanced     Bond       Municipal
Risks                         Fund         Fund         Fund       Fund       Bond Fund

Interest Rate Risks            X            X            X           X            X

Credit Risks                   X            X            X           X            X

Call Risks                                               X           X            X

Leverage Risks                 X            X            X           X            X

Risks Related to                            X            X
Company Size

Risks of Foreign               X            X            X           X
Investing

Currency Risks                 X            X            X           X

Risks of Investing in          X            X            X           X            X
Derivative Contracts

Liquidity Risks                X            X            X           X            X

Exchange Traded Funds
Risks                          X            X            X           X

West Virginia Risks                                                               X

Interest Rate Risks
----------------------------------------------------------------------

o    Prices of fixed  income  securities  rise and fall in  response to interest rate changes for similar securities.  Generally,  when interest rates rise, prices of fixed income securities fall.  However,  market factors,  such as the demand for particular fixed income  securities,  may cause the price of certain  fixed  income  securities  to  fall  while  the  prices  of  other securities rise or remain unchanged.

o    Interest  rate changes  have a greater  effect on the price of fixed income securities with longer  durations.  Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

o    Credit risk is the possibility that an issuer will default on a security by failing to pay interest or  principal  when due. If an issuer  defaults,  a
     Fund will lose money.

o    Many fixed income  securities  receive credit ratings from services such as
     Standard & Poor's and Moody's Investor Services.  These services assign ratings to securities by assessing the likelihood of issuer default.  Lower credit  ratings  correspond  to higher  credit risk.  If a security has not received a rating,  a Fund must rely  entirely  upon the  Adviser's  credit assessment.

o    Fixed income  securities  generally  compensate  for greater credit risk by paying  interest at a higher rate.  The  difference  between the yield of a security  and the  yield  of a U.S.  Treasury  security  with a  comparable maturity  (the spread)  measures  the  additional  interest  paid for risk.
     Spreads may increase  generally  in response to adverse  economic or market conditions.  A security's spread may also increase if the security's rating is lowered,  or the security is perceived to have an increased credit risk.
     An increase in the spread will cause the price of the security to decline.

o    Credit  risk  includes  the  possibility  that  a  party  to a  transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the  transaction  or prevent a Fund from  selling or buying other securities to implement its investment strategy.

Call Risks

o    Call risk is the  possibility  that an  issuer  may  redeem a fixed  income security  before  maturity  (a call) at a price  below its  current  market price.  An increase in the  likelihood of a call may reduce the  security's price.

o    If a fixed  income  security  is called,  a Fund may have to  reinvest  the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Leverage Risks

o    Leverage  risk is created when an  investment  exposes a Fund to a level of risk that  exceeds  the  amount  invested.  Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Risks Related to Company Size

o    Generally,  the smaller the market  capitalization of a company,  the fewer the number of shares traded  daily,  the less liquid its stock and the more volatile its price. Market  capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

o    Companies  with smaller market  capitalizations  also tend to have unproven track  records,  a limited  product or service  base and limited  access to capital.  These factors also increase  risks and make these  companies more likely to fail than larger, well capitalized companies.

Risks of Foreign Investing

o    Foreign  securities  pose  additional  risks  because  foreign  economic or political conditions may be less favorable than those of the United States.
     Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

o    Foreign  companies  may  not  provide  information   (including   financial
     statements)  as  frequently  or to as great an extent as  companies  in the
     United States. Foreign companies may also receive less coverage than United
     States  companies by market analysts and the financial  press. In addition, foreign  countries  may lack uniform  accounting,  auditing  and  financial
     reporting  standards  or  regulatory   requirements   comparable  to  those
     applicable  to U.S.  companies.  These  factors  may prevent a Fund and its
     Adviser from obtaining information  concerning foreign companies that is as frequent,  extensive and reliable as the information  available  concerning companies in the United States.

o    Foreign  countries may have restrictions on foreign ownership of securities or may impose exchange controls,  capital flow restrictions or repatriation restrictions  which  could  adversely  affect  the  liquidity  of a  Fund's investments.

Currency Risks

o    Exchange rates for currencies  fluctuate daily. The combination of currency risk and market  risk tends to make  securities  traded in foreign  markets more volatile than securities traded exclusively in the U.S.

o    The Adviser  attempts to manage currency risk by limiting the amount a Fund invests  in  securities  denominated  in a  particular  currency.  However, diversification  will not protect a Fund against a general  increase in the value of the U.S. dollar relative to other currencies.

Risks of Investing in Derivative Contracts

o    A Fund's use of derivative  contracts  involves  risks  different  from, or possibly  greater than, the risks  associated  with  investing  directly in securities and other traditional  investments.  First, changes in the value of the  derivative  contracts in which a Fund invests may not be correlated with  changes  in  the  value  of  the  underlying  asset  or if  they  are correlated, may move in the opposite direction than originally anticipated.
     Second, while some strategies involving  derivatives may reduce the risk of loss,  they may also reduce  potential  gains or, in some cases,  result in losses by  offsetting  favorable  price  movements in  portfolio  holdings.
     Third,  there is a risk that  derivatives  contracts  may be  mispriced  or improperly  valued and, as a result, a Fund may need to make increased cash payments to the  counterparty.  Finally,  derivative  contracts may cause a
     Fund to realize  increased  ordinary  income or  short-term  capital  gains
     (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts  may also involve  other  risks,  such as stock  market,  credit, liquidity and leverage risks.

Liquidity Risks

o    Trading  opportunities  are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable  price or time.  Consequently,  a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment  opportunity,  any of which  could have a  negative  effect on a
     Fund's  performance.  Infrequent  trading of securities may also lead to an increase in their price volatility.

o    Liquidity risk also refers to the  possibility  that a Fund may not be able to sell a security or close out a derivative  contract when it wants to. If this  happens,  a Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

o    OTC  derivative  contracts  generally  carry  greater  liquidity  risk than exchange-traded contracts.


EXCHANGE-TRADED FUNDS RISKS

o    An  investment  in an ETF  generally  presents the same primary risks as an investment in a conventional  fund (i.e.,  one that is not exchange traded)
     that has the same  investment  objectives,  strategies,  and policies.  The price of an ETF can  fluctuate  up or down,  and a Fund  could  lose  money investing  in an ETF if the  prices of the  securities  owned by the ETF go down. In addition,  ETFs may be subject to the following  risks that do not apply to  conventional  funds:  (i) the market price of an ETF's shares may trade above or below their net asset value;  (ii) an active  trading market for an ETF's shares may not develop or be  maintained;  or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action  appropriate,  the shares are  delisted  from the  exchange,  or the activation  of  market-wide  "circuit  breakers"  (which  are tied to large decreases in stock prices) halts stock trading generally.

WEST VIRGINIA INVESTMENT RISKS

Because  it is  invested  primarily  in  securities  issued by the State of West
Virginia,  its local governments and their agencies, the West Virginia Municipal
Bond Fund is subject to the risks of West  Virginia's  economy and the financial conditions of the state and local government and agencies.

In 2004 West Virginia had approximately 1,815,354 citizens, a decrease from 2003 of 3,914 persons or 02%, compared to a 1% increase nationally. The 65+ age group made up 14.9% of the state's  population in 2003,  making it the third oldest in the nation  behind  Florida and  Pennsylvania.  Of the state's  citizens over 25 years old, 78.3% had completed high school or an  equivalency  program,  and 17%
had obtained bachelor  degrees,  compared to national figures of 83.6% and 26.5%
respectively.  The  state's  median  household  income in 2003 was  $31,008,  an increase of 4% from 2000, compared to a national increase of 3.7%. Although this increase was  comparable to the national  increase,  West Virginia  still ranked
50th in the nation for median household income.

West Virginia's  economy is heavily dependent on industries such as coal mining, chemicals and manufacturing,  which are undergoing significant consolidation and change.  It is also  dependent  on  governmental,  health  and  similar  service industries. In many rural counties in the state, the area hospital and the local school board are the primary employers.  However,  most of the state's hospitals are  operating on slim margins,  and the school  enrollment is declining in most areas. In 2003,  services made up 18% of the state's earnings,  while government accounted for 18% and retail trade accounted for 12%. Since 1994,  manufacturing jobs have steadily declined while service jobs have moved in lockstep upward. In
2003,  manufacturing  accounted  for 8.9% of the state's  earnings.  The current ratio of service to  manufacturing  jobs is about 2-to-1.  The steel industry in the state,  like most of the domestic steel industry,  has suffered losses.  The coal  industry,  on the other hand,  has received a new  emphasis  from the Bush
administration's   energy  policies.   However,  the  coal  industry  faces  two
challenges:  the Kyoto  Treaty to reduce  greenhouse  gas  emissions  and recent litigation  significantly  curtailing  mountaintop mining.  These may affect the economic  feasibility of conducting  mining  operations in the future.  Although
West Virginia is ranked second in the nation for coal production,  the number of employees has decreased from 29,900 in 1990 to 15,200 in 2004. Nevertheless, due to the  increasingly  strong  market for coal,  the coal mining  industry  added almost 1600 jobs in 2001 and  approximately  700 jobs between 2003 and 2004. The state  is also  focused  on  further  developing  its  tourist  industry,  which generated $2.9 billion from over 39.8 million day visitors and $2.7 billion from approximately  10.5  million  overnight  visitors  in  2003 (a  7.84%  increase, compared to a 5.4% increase nationally).  Perhaps one of West Virginia's largest assets is its surplus of power:  West Virginia has the highest  surplus of power generated  and not used  within  the  state,  contrasted  with 25 states and the
District of Columbia,  which each had a power deficit during the first 10 months of 2003 and had to import  power.  West  Virginia  ranks 15th in net  electrical generation, while ranking 34th in electrical consumption.

Generally, the state continues to work toward diversification of its economy and improvement  of its roads and other  infrastructure.  Both  efforts have yielded some  success in recent  years.  The West  Virginia  Council for  Community  and
Economic  Development,  the public  organization that devises the strategic plan for state economic  development,  continues to develop ?A Vision Shared,? a plan for building a stronger economy in West Virginia.  One of the components of this plan involves  strengthening current industries and recruiting new industries to the state. Such target industries  include energy and environmental  technology, and plastics, biotechnology and information technology, which have established a strong presence in the northeast portion of the state.  Since 2000 approximately
25,700 new jobs have been created and approximately $6 billion in new investment
has  been  generated.   West  Virginia  has  focused   considerable  efforts  on
infrastructure,   including  roads,  schools,   water  and  sewer.  Since  1994,
approximately $8.2 billion has been invested in roads and bridges, and, in 2001, the state issued the last in a series of $550 million in general obligation road bonds. Since 1996, a total of $1.7 billion has been committed to water and sewer projects and $300 million to other infrastructure projects across the state.

Despite the aforementioned job creation and new investment,  the state's economy has  reflected the national  downward  trend.  Between 2000 and 2003,  the state realized a loss of 731  businesses and 6300 jobs overall.  However,  in 2004 the state added 3700 jobs. The  unemployment  rate in the state dropped from 6.1% in
2003 to 5.2% in 2004 as the nation's rate  remained  steady from 5.7% in January
2004 to 5.4% in December 2004.  Although the average  unemployment  rate in 2004 was in line with the national rate, West Virginia posted  unemployment  rates as low as 4.3% during the year.

Recent  tax  reductions  implemented  through  state  legislative  action  or by incorporation  of federal law include the ten-year  phase out of the health care provider tax on individual providers, the phase out of the estate tax and income deductions for bonus depreciation.  The West Virginia  Legislature has created a
Rainy Day Fund, which had a balance of  approximately  $79.3 million in December
2004. The State  Legislature  has developed and is complying with a 40-year plan to eliminate the unfunded liability of certain state pension funds. In addition, the State  Legislature  passed  legislation  during a special session in January
2005 authorizing voters to determine if the state may issue bonds to finance the approximate  $5.5 billion  unfunded  liability of certain state  pension  funds.
Approximately $482 million of the state's revenue is attributable to the state's lottery.  The state has since 1990 issued over $400  million in bonds for school buildings  and  improvements  and for  economic  development,  to be repaid from lottery  proceeds.  In 1999, the state  established the Tobacco  Settlement Fund accounts.  As of November  2004,  approximately  $25.4 million  dollars is to be appropriated  to smoking  cessation  programs and hospitals,  and  approximately
$196.4 million remains in a trust account to fund Medicaid, the Public Employees
Insurance  Agency  and  other  health  related  programs.  The  state  also  has established  an  Income  Tax Free  Fund  Reserve  Account  to  insure  funds are earmarked to pay state  personal  income tax refunds,  which as of December 2004 consists of $30.7  million.  In 2003,  the  Legislature  enacted  changes to the workers?  compensation  and  medical  professional  liability  laws in  order to alleviate  the strain that these two matters  place on the state's  economy.  In addition,  legislation  was passed  during the January 2005  special  session to address the workers' compensation fund deficit. Through an increase in the coal, gas and timber  severance  taxes, a workers'  compensation  policy surcharge and yearly  allocation of $ 9 million from the "purse fund" from the lottery and $30 million from the tobacco  settlement  funds,  $90 million dollars a year will be placed  in a  workers'  compensation  deficit  reduction  fund to pay  the  debt associated with the fund. In 2002, the State Legislature authorized the issuance
of  approximately   $200  million  in  additional  lottery  bonds  for  economic development.  The bond  authorization  was part of an economic  and tax package, which also included redevelopment districts and several tax credits,  enacted by the  Legislature in its continuing  efforts to improve and diversify the state's economy.  In January 2004,  these bonds were issued,  and the proceeds from this issuance are  scheduled to fund  portions of 48 economic  development  projects, which are expected to produce  approximately $1 billion in investment and 10,570 jobs in West Virginia.


FUNDAMENTAL INVESTMENT OBJECTIVES AND POLICIES

o    WesMark Small Company Growth Fund seeks capital appreciation.

o    WesMark Growth Fund seeks capital appreciation.

o    WesMark Balanced Fund seeks capital appreciation and income.

o    WesMark Bond Fund seeks high current income consistent with preservation of capital.

o    WesMark West Virginia  Municipal  Bond Fund seeks  current  income which is exempt from federal income tax and the income taxes imposed by the State of
     West Virginia.

As a matter of fundamental policy, the WesMark West Virginia Municipal Bond Fund will invest its assets so that, under normal circumstances,  at least 80% of its net assets are invested in obligations, the interest income from which is exempt from federal  income tax and income taxes imposed by the State of West Virginia.
For the purposes of this policy,  the tax-free interest must not be a preference item for purposes of computing AMT.

INVESTMENT LIMITATIONS

Borrowing Money and Issuing Senior Securities

The Funds may borrow money, directly or indirectly,  and issue senior securities to the maximum extent  permitted under the Investment  Company Act of 1940 (1940
Act).

Diversification of Investments

With respect to  securities  comprising  75% of the value of their total assets, the Growth Fund, Balanced Fund, Bond Fund and Small Company Growth Fund will not purchase  securities of any one issuer (other than cash; cash items;  securities issued or guaranteed  by the  government of the United States or its agencies or
instrumentalities  and  repurchase   agreements   collateralized  by  such  U.S.
government  securities;  and securities of other investment  companies) if, as a result,  more than 5% of the value of each Fund's total assets would be invested in the  securities  of that issuer,  or each Fund would own more than 10% of the outstanding voting securities of that issuer.

Underwriting

The Funds may not underwrite  the  securities of other issuers,  except that the
Funds may engage in  transactions  involving  the  acquisition,  disposition  or resale  of its  portfolio  securities,  under  circumstances  where  they may be considered to be an underwriter under the Securities Act of 1933.

Investing in Real Estate

The Funds may not purchase or sell real estate,  provided that this  restriction does not prevent the Funds from  investing in issuers  which  invest,  deal,  or otherwise  engage in  transactions  in real  estate  or  interests  therein,  or investing in  securities  that are secured by real estate or interests  therein.
The  Funds  may  exercise  their  rights  under  agreements   relating  to  such
securities,  including the right to enforce security  interests and to hold real estate  acquired  by reason of such  enforcement  until that real  estate can be liquidated in an orderly manner.

Investing in Commodities

The Funds may not purchase or sell physical commodities, provided that the Funds may purchase securities of companies that deal in commodities.

Lending Cash or Securities

The Funds may not make loans,  provided that this  restriction  does not prevent the Funds from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration of Investments

The Funds will not make  investments  that will result in the  concentration  of their  investments  in the securities of issuers  primarily  engaged in the same industry. Government securities,  municipal securities and bank instruments will not be deemed to constitute an industry.  The investment of more than 25% of the
value  of  the  Fund's  total  assets  in  any  one  industry  will   constitute
"concentration."

The above  investment  limitations  cannot be changed  unless  authorized by the board of  Trustees  (Board)  and by the "vote of a majority  of its  outstanding voting  securities,"  as  defined  by the 1940  Act.  The  following  investment limitations,  however, may be changed by the Board without shareholder approval.
Shareholders  will be notified before any material  change in these  limitations becomes effective.

Buying on Margin

The Funds will not purchase  securities  on margin,  provided that the Funds may obtain short-term  credits necessary for the clearance of purchases and sales of securities,  and further  provided  that the Funds may make  margin  deposits in connection  with their use of financial  options and  futures,  forward and spot
currency   contracts,   swap  transactions  and  other  financial  contracts  or
derivative instruments.

Pledging Assets

The  Funds  will not  mortgage,  pledge,  or  hypothecate  any of their  assets, provided  that this shall not apply to the transfer of  securities in connection with any permissible borrowing or to collateral  arrangements in connection with permissible activities.

Investing in Illiquid Securities

The Funds will not purchase  securities for which there is no readily  available market,  or enter into repurchase  agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of each Fund's net assets.

Writing Covered Call Options and Purchasing Put Options

With  respect to the Bond Fund and the  Balanced  Fund,  the Fund will not write call  options  on  securities  unless  the  securities  are  held in the  Fund's portfolio  or unless the Fund is entitled to them in  deliverable  form  without further payment or after  segregating cash in the amount of any further payment.
The Fund will not purchase put options on securities  unless the  securities are held in the Fund's portfolio.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment,  a later increase or decrease in percentage resulting from any change in value,  or net assets will not result in a violation  of such restriction.

As a matter of non-fundamental policy, for purposes of concentration policy, (a)
utility companies will be divided according to their services (for example, gas,
gas  transmission,   electric  and  telephone  will  be  considered  a  separate industry);  (b) financial service companies will be classified  according to the end users of their services (for example,  automobile finance,  bank finance and diversified  finance  will each be  considered  a  separate  industry);  and (c)
asset-backed  securities will be classified  according to the underlying  assets securing such  securities.  To conform to the current view of the SEC staff that only domestic  bank  instruments  may be excluded  from  industry  concentration limitations,  as a matter of non-fundamental  policy, the Funds will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC  remains  in  effect.  In  addition,  investments  in bank instruments,  and investments in certain industrial  development bonds funded by activities in a single industry,  will be deemed to constitute  investment in an industry,  except when held for temporary defensive purposes.  The investment of more than 25% of the value of each Fund's total assets in any one industry  will constitute "concentration."

As a matter of non-fundamental  policy, for purposes of the commodities  policy, investments in transactions  involving  futures  contracts and options,  forward currency contracts,  swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

For purposes of its policies and limitations, the Funds consider certificates of deposit and demand and time deposits  issued by a U.S. branch of a domestic bank or savings association having capital,  surplus, and undivided profits in excess of  $100,000,000  at the  time  of  investment  to be  "cash  items"  and  "bank instruments".

DETERMINING MARKET VALUE OF SECURITIES

Market values of each Fund's portfolio securities are determined as follows:

o    for equity  securities,  according  to the last sale price in the market in which they are primarily traded (either a national  securities  exchange or the over-the-counter market), if available;

o    in the absence of recorded  sales for equity  securities,  according to the mean between the last closing bid and asked prices;

o    futures  contracts  and  options  are  generally  valued at  market  values established  by the  exchanges  on which  they are  traded  at the close of trading on such exchanges.  Options traded in the  over-the-counter  market are  generally  valued  according  to the mean between the last bid and the last asked  price for the option as  provided  by an  investment  dealer or other  financial  institution  that  deals in the  option.  The  Board  may determine in good faith that another method of valuing such  investments is necessary to appraise their fair market value;

o    for mortgage-backed securities,  based on the aggregate investment value of the projected  cash flows to be generated by the security,  as furnished by an independent pricing service;

o    for fixed  income  securities,  according to the mean between bid and asked prices as furnished by an independent  pricing  service,  except that fixed income  securities  with  remaining  maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

o    for all other  securities at fair value as  determined  in accordance  with procedures established by and under the general supervision of the Board.

Prices  provided by  independent  pricing  services  may be  determined  without relying exclusively on quoted prices and may consider  institutional  trading in similar groups of securities,  yield,  quality,  stability,  risk,  coupon rate, maturity,  type of issue,  trading  characteristics,  and other  market  data or factors.  From time to time,  when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in Foreign Securities

Trading in foreign  securities  may be  completed  at times  which vary from the closing of the New York Stock  Exchange  (NYSE).  In  computing  its NAV, a Fund values  foreign  securities at the latest closing price on the exchange on which they are traded  immediately  prior to the closing of the NYSE.  Certain foreign currency  exchange  rates may also be determined at the latest rate prior to the closing  of the NYSE.  Foreign  securities  quoted  in  foreign  currencies  are translated into U.S. dollars at current rates. Occasionally,  events that affect these  values and exchange  rates may occur  between the times at which they are determined  and the closing of the NYSE.  If such events  materially  affect the value of  portfolio  securities,  these  securities  may be valued at their fair value as  determined  in good  faith  by a Fund's  Board,  although  the  actual calculation may be done by others.

WHAT DO SHARES COST?


Each  Fund's  net asset  value  (NAV) per Share  fluctuates  and is based on the market value of all securities and other assets of each Fund.

SALES CHARGE WHEN YOU PURCHASE SHARES
OF THE SMALL COMPANY GROWTH FUND, GROWTH
FUND & BALANCED FUND:
                                     Sales Charge
                                         as a          Sales Charge as a
Amount of Investment                 Percentage of     Percentage of NAV
                                        Public
                                    Offering Price
Less than $50,000                        4.75%               4.99%
$50,000 but less than $100,000           3.50%               3.63%
$100,000 but less than $250,000          2.50%               2.56%
$250,000 but less than $500,000          1.50%               1.52%
$500,000 but less than $1,000,000        1.00%               1.01%
$1,000,000 or greater                    0.00%               0.00%

-------------------------------------------------------------------------
SALES CHARGE WHEN YOU PURCHASE SHARES
OF THE BOND FUND & MUNICIPAL BOND FUND:

                                     Sales Charge
                                         as a          Sales Charge as a
Amount of Investment                 Percentage of     Percentage of NAV
                                        Public
                                    Offering Price
Less than $25,000                        3.75%               3.90%
$25,000 but less than $50,000            3.50%               3.63%
$50,000 but less than $100,000           3.00%               3.09%
$100,000 but less than $250,000          2.50%               2.56%
$250,000 but less than $500,000          1.50%               1.52%
$500,000 but less than $1,000,000        1.00%               1.01%
$1,000,000 or greater                    0.00%               0.00%

Certain investors, including trust customers of WesBanco, are not subject to the sales charge.
-------------------------------------------------------------------------

REDUCING THE SALES CHARGE WITH BREAKPOINT DISCOUNTS

Your  investment may qualify for a reduction or elimination of the sales charge, also known as a breakpoint  discount.  The breakpoint  discounts  offered by the
Funds are indicated in the tables  above.  You or your  investment  professional must  notify  the  Funds'  Transfer  Agent  of  eligibility  for any  applicable breakpoint discount at the time of purchase.

In order to receive the applicable  breakpoint discount,  it may be necessary at the time of  purchase  for you to inform  your  investment  professional  or the
Transfer  Agent of the  existence of other  accounts in which there are holdings eligible  to be  aggregated  to  meet a  sales  charge  breakpoint  ("Qualifying
Accounts").  Qualifying  Accounts  mean those  Share  accounts in the Funds held directly or through an investment professional or a through a single-participant retirement  account by you, your spouse,  your parents (if you are under age 21)
and/or your children under age 21, which can be linked using tax  identification numbers (TINs), social security numbers (SSNs) or broker identification  numbers
(BINs).  Accounts  held  through  401(k)  plans  and  similar  multi-participant retirement plans, are not Qualifying Accounts.

In order to verify  your  eligibility  for a  breakpoint  discount,  you will be required  to provide  to your  investment  professional  or the  Transfer  Agent certain  information  on your New  Account  Form and may be  required to provide account statements  regarding  Qualifying  Accounts.  If you purchase through an investment professional,  you may be asked to provide additional information and records as required by the  investment  professional.  Failure to provide proper notification or verification of eligibility for a breakpoint discount may result in your not receiving a breakpoint discount to which you are otherwise entitled.
Breakpoint  discounts  apply  only to your  current  purchase  and do not  apply retroactively to previous purchases.  The sales charges applicable to the Shares offered in this prospectus, and the breakpoint discounts offered with respect to such Shares, are described in full in this prospectus. Because the prospectus is available on the WesMark Funds website free of charge, the Funds do not disclose this information separately on the website.

Contingent upon notification to the Transfer Agent, the
sales charge at purchase, may be reduced or eliminated by:

Larger Purchases

|X|  purchasing  Shares in greater  quantities  to reduce the  applicable  sales charge; or

|X|  investments of $1,000,000 or more;

Concurrent Purchases

-     combining concurrent purchases of Shares:
-     by you, your spouse, and your children under age 21; or
-     of two or more Wesmark funds;

Accumulated Purchases

o    accumulating  purchases (in  calculating  the sales charge on an additional purchase,  include the  current  value of previous  Share  purchases  still invested in the Funds); or

o    if your  account  was  opened  prior to October  1,  1999,  all  subsequent purchases will not be subject to the sales charge. (sigma)

Letter of Intent
|X|  by signing a Letter of Intent  committing  to purchase a certain  amount of the  WesMark  Funds'  Shares  within a  13-month  period  to  combine  such purchases in calculating the sales charge.  The Funds'  custodian will hold
     Shares in escrow equal to the maximum applicable sales charge;

Reinvestment Privilege
|X|  reinvesting  within  120 days of  redeeming  Shares of an equal or  greater amount;

Purchases by Affiliates of the Fund
|X|   trust and fiduciary accounts of WesBanco;
|X|   certain defined benefit/contribution plans; or
|X|   employees, directors and officers of WesBanco, Federated and their affiliates, and members of their immediate families;

Waiver of Sales Charge by Investment Professionals

|X|  investors  purchasing through investment  professionals who choose to waive the sales charge;

Pursuant to the Exchange Privilege

|X|  exchanges  from any  WesMark  Fund  into  Institutional  Service  Shares of
     Automated Cash  Management  Trust (a portfolio of Money Market  Obligations
     Trust), and any subsequent exchanges back into any WesMark Fund;

HOW ARE THE FUNDS SOLD?

Under the  Distributor's  Contract  with the Funds,  the  Distributor  (Edgewood
Services, Inc.) offers Shares on a continuous, best-efforts basis.

The Distributor  receives a front-end  sales charge on certain Share sales.  The
Distributor  pays all or a portion of this  charge to  investment  professionals
(including  WesBanco  Securities,  Inc.)  that are  eligible  to receive it (the
"Dealer Reallowance") for sales and/or  administration  services and retains any remaining portion of the front-end sales charge.


RULE 12b-1 PLAN

As a  compensation  type  plan,  the  Rule  12b-1  Plan is  designed  to pay the
Distributor   (who  may  then  pay  investment   professional   such  as  banks,
broker/dealers,  trust departments of banks, and registered investment advisers)
for  marketing  activities  (such  as  advertising,  printing  and  distributing prospectuses,  and providing incentives to investment  professionals) to promote sales of Shares so that overall Fund assets are  maintained or  increased.  This helps the Funds  achieve  economies  of scale,  reduce per Share  expenses,  and provide  cash  for  orderly  portfolio  management  and  Share  redemptions.  In addition,  the Funds'  service  providers  that  receive  asset-based  fees also benefit from stable or increasing Fund assets.

The Funds may compensate the Distributor  more or less than its actual marketing expenses.  In no event will a Fund pay for any expenses of the Distributor  that exceed the maximum Rule 12b-1 Plan fee.

SERVICE FEES

The Funds may pay fees not to exceed 0.25% of average daily net assets  (Service
Fees) to  investment  professionals  or  WesBanco,  for  providing  services  to shareholders and maintaining shareholder accounts. WesBanco may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

From its own profits, the Adviser may compensate broker-dealers for distribution and may from time to time enter into varying arrangements with broker-dealers in this  regard.  This  compensation  is in addition to other  compensation  that a broker-dealer may receive in connection with the sale of Fund shares.

ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS

The Distributor or Adviser may pay out of its own resources  amounts  (including items of material value) to certain financial institutions that support the sale of Shares  or  provide  services  to Fund  shareholders.  The  amounts  of these payments  could be  significant,  and may create an incentive  for the financial institution  or its employees or associated  persons to recommend or sell Shares of the Funds to you. In some cases,  such payments may be made by or funded from the resources of companies  affiliated with the Adviser.  These payments are not reflected in the fees and expenses listed in the fee table section of the Funds'
prospectus because they are not paid by the Funds.

These  payments are negotiated and may be based on such factors as the number or value of Shares that the financial  institution  sells or may sell; the value of client assets invested;  or the type and nature of services or support furnished by the financial institution. These payments may be in addition to payments made by the Funds to the  financial  institution  under the Rule  12b-1  Plan  and/or
Service Fees arrangement. You can ask your financial institution for information about any payments it receives  from the Adviser,  Distributor  or the Funds and any services provided.


UNDERWRITING COMMISSIONS

The following  chart reflects the total  front-end  sales charges and contingent deferred  sales  charges  paid in  connection  with the sale of the Fund and the amount retained by the Distributor for the last three fiscal years ended
January 31:

                             2005                      2004                      2003
                    Total         Amount        Total       Amount     Total Sales   Amount
                    Sales        Retained       Sales      Retained      Charges      Retained
                    Charges                     Charges

Small Company                      None         None         None          $60          $000
Growth Fund           None
Growth Fund           None         None         None         None          $930          $3
Balanced Fund
                      None         None         None         None          $160         None
Bond Fund             None         None         None         None          None         None
West Virginia
Municipal Bond        None         None         None         None          None         None
Fund


EXCHANGING SECURITIES FOR SHARES

You may contact your investment  professional to request a purchase of shares in an exchange for  securities  you own.  The Funds  reserve the right to determine whether to accept your  securities and the minimum  market value to accept.  The
Funds will value your  securities in the same manner as they value their assets.
This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain   investment   professionals  may  wish  to  use  the  transfer  agent's
subaccounting system to minimize their internal recordkeeping requirements.  The transfer  agent may  charge a fee based on the level of  subaccounting  services rendered.  Investment  professionals  holding  shares  in a  fiduciary,  agency, custodial,  or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal  trust or agency  account  fees.  They may also charge fees for other  services  that may be related to the ownership of shares.
This information should,  therefore, be read together with any agreement between the customer and the investment  professional about the services  provided,  the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Funds  intend to pay Share  redemptions  in cash,  they reserve the right, as described  below, to pay the redemption price in whole or in part by a distribution of the Funds' portfolio securities.

Because the Funds have  elected to be governed by Rule 18f-1 under the 1940 Act, the Funds are obligated to pay Share  redemptions to any one shareholder in cash only up to the lesser of  $250,000 or 1% of the net assets  represented  by such
Share class during any 90-day period.

Any Share  redemption  payment  greater  than this  amount  will also be in cash unless the Funds' Board  determines  that payment  should be in kind.  In such a case,  the Funds will pay all or a portion of the remainder of the redemption in portfolio  securities,  valued in the same way as each Fund  determines its NAV.
The  portfolio  securities  will be selected  in a manner that the Funds'  Board deems fair and equitable and, to the extent  available,  such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption.  If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity  could receive less than the  redemption  value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under  certain  circumstances,  shareholders  may be held  personally  liable as partners under  Massachusetts  law for  obligations of the Trust. To protect its shareholders,  the Trust has  filed  legal  documents  with  Massachusetts  that expressly  disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely  event a shareholder is held  personally  liable for the Trust's obligations,  the  Trust  is  required  by the  Declaration  of Trust to use its property to protect or compensate the  shareholder.  On request,  the Trust will defend any claim made and pay any judgment  against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder  will occur only if the Trust itself cannot meet its  obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS


Each Share of each Fund gives the shareholder one vote in Trustee  elections and other matters  submitted to shareholders  for vote. All Shares of the Trust have equal voting rights,  except that in matters  affecting only a particular  Fund, only Shares of that Fund are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting.  A special  meeting of  shareholders  will be called by the Board upon the  written request of shareholders who own at least 10% of the Trust's  outstanding  shares of all series entitled to vote.

As  of  March  2,  2005,  the  following   shareholder   (s)  owned  of  record,
beneficially,  or both,  5% or more of  outstanding  shares of the Small Company
Growth Fund:  WesBanco Bank in trust for Dolling & Co.,  Wheeling,  WV owned approximately 2,669,079 Shares (86.11%) and Saxon and Company,  Philadelphia, PA
owned approximately 158,767 Shares (5.12%).

As of March 2, 2005, the following shareholder(s) owned of record, beneficially, or both, 5% or more of outstanding  shares of the Growth Fund:  WesBanco Bank in trust for Dolling & Co, Wheeling,  WV owned approximately  18,107,511 Shares
(89.44%).

As of March 2, 2005, the following shareholder(s) owned of record, beneficially, or both, 5% or more of outstanding shares of the Balanced Fund: WesBanco Bank in trust for Dolling & Co, Wheeling,  WV owned  approximately  5,672,178 Shares
(90.55%).

As of March 2, 2005, the following shareholder(s) owned of record, beneficially, or both,  5% or more of  outstanding  shares of the Bond Fund:  WesBanco Bank in trust for Dolling & Co, Wheeling,  WV owned approximately  17,794,797 Shares
(92.63%).

As of March 2, 2005, the following shareholder(s) owned of record, beneficially, or both, 5% or more of outstanding  shares of the Municipal Bond Fund:  WesBanco
Bank in trust for Dolling & Co, Wheeling,  WV owned approximately  6,732,964
Shares (95.20%).

Shareholders  owning 25% or more of outstanding  shares may be in control and be able  to  affect  the  outcome  of  certain  matters  presented  for a  vote  of shareholders.

WesBanco Bank. is organized in the state of West Virginia and is a subsidiary of
WesBanco Bank, Inc.; organized in the state of West Virginia.


TAX INFORMATION

FEDERAL INCOME TAX

The Funds intend to meet  requirements  of Subchapter M of the Internal  Revenue
Code (Code) applicable to regulated investment companies.  If these requirements are not met, they will not receive  special tax treatment and will be subject to federal corporate income tax.

Each Fund will be treated as a single,  separate  entity for federal  income tax purposes so that  income  earned and  capital  gains and losses  realized by the
Trust's other portfolios will be separate from those realized by the Fund.

A Fund entitled to a loss  carry-forward,  may reduce the taxable income or gain that a Fund would realize, and to which the shareholder would be subject, in the future.

FOREIGN INVESTMENTS

If the Small  Company  Growth  Fund,  Growth  Fund,  Balanced  Fund or Bond Fund
purchase foreign  securities,  their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign  taxes to which the Funds would be subject.  The effective  rate of  foreign  tax  cannot be  predicted  since the amount of Fund assets to be invested within various countries is uncertain.  However, the Funds intend to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year.
Book income  generally  consists  solely of the coupon  income  generated by the portfolio,  whereas  tax-basis  income includes gains or losses  attributable to currency  fluctuation.  Due to  differences  in the  book and tax  treatment  of fixed-income  securities  denominated in foreign currencies,  it is difficult to project  currency  effects on an interim  basis.  Therefore,  to the extent that currency  fluctuations  cannot be  anticipated,  a portion of  distributions  to shareholders  could  later be  designated  as a return of  capital,  rather than income,  for income tax purposes,  which may be of particular  concern to simple trusts.

If a Fund  invests  in the  stock  of  certain  foreign  corporations,  they may constitute  Passive Foreign  Investment  Companies (PFIC),  and the Funds may be
subject to federal income taxes upon disposition of PFIC investments.

If more than 50% of the  value of a Fund's  assets at the end of the tax year is represented by stock or securities of foreign corporations,  the Fund intends to qualify for certain Code stipulations  that would allow  shareholders to claim a foreign tax credit or deduction on their U.S.  income tax returns.  The Code may limit a shareholder's  ability to claim a foreign tax credit.  Shareholders  who elect to deduct  their  portion of a Fund's  foreign  taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

WEST VIRGINIA TAXES

Under  existing  West  Virginia  laws,  distributions  made by the West Virginia
Municipal Bond Fund will not be subject to the West Virginia personal income tax to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code of 1986, as amended, and represent (i) interest income from obligations of the United States and its  possessions;  or (ii) interest or dividend income from obligations of any authority, commission or instrumentality of the United  States or the State of West  Virginia  exempt  from state  income taxes under the laws of the United States or of the State of West Virginia.  For
purposes of the West Virginia corporate income tax, a special formula is used to compute the extent to which Fund distributions are exempt.

The Secretary of the  Department of Tax and Revenue has indicated on an informed
basis  that  Fund  shares  should  be  exempt  from  personal   property  taxes.
Shareholders  should  consult their own tax adviser for more  information on the application of personal property taxes on Fund shares.

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?


BOARD OF TRUSTEES

The Board is  responsible  for  managing  the Trust's  business  affairs and for exercising all the Trust's  powers except those  reserved for the  shareholders.
The  following  tables give  information  about each Board member and the senior officers of the Funds. Where required,  the tables separately list Board members who are "interested persons" of the Funds (i.e., "Interested" Board members) and those who are not (i.e.,  "Independent" Board members). The WesMark Fund Complex
consists  of  one  Investment  Company  (comprising  five  portfolios).   Unless
otherwise noted,  each Officer is elected  annually;  each Board member oversees all portfolios in the WesMark Fund Complex; and serves for an indefinite term.

As of March, 2005, the Funds' Board and Officers as a group owned  approximately less than 1% of the Funds' outstanding Shares.

INTERESTED TRUSTEE BACKGROUND AND COMPENSATION

----------------------------------------------------------------------------------------
          Name                        Principal Occupations               Aggregate
       Birth Date                      in Past Five Years,               Compensation
        Address               Other Directorships Held and Previous       from the
   Date Service Began                       Positions                       Trust
                                                                            (past
                                                                           fiscal
                                                                          year) **
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Robert E. Kirkbride*        Principal Occupations: Director,
------------------------    WesBanco, Inc.; Director, WesBanco Bank        $9,000
Birth Date: August 23,      Inc; Officer, Christy & Associates
1939                        (real estate development and investment
132 S. Fourth Street,       management); Director, The Mountain
Marietta OH, 45750          Company (holding company); Director, The
CHAIRMAN and TRUSTEE        Laurel Management Group (holding
Began serving:              company); Director and Officer, Thunder
September 2004              Corporation (oil and gas production);
                            Director and Officer, Databridge
                            Corporation (computer sales and service).
----------------------------------------------------------------------------------------

*    Robert E. Kirkbride is an interested person due to the Director position he
     holds  with  WesBanco,   Inc.  The  Funds'  investment  adviser,   WesBanco
     Investment  Department  is a division of WesBanco Bank Inc., a wholly owned subsidiary of WesBanco Inc.

**   The Board of Trustees  was elected on  September  3, 2004.  Trust  business conducted prior to this date was conducted by the previous Trustees.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

-------------------------------------------------------------------------------------------
Name                         Principal Occupations                          Aggregate
Birth Date                   in Past Five Years,                          Compensation
Address                      Other Directorships Held and Previous          from the
Date Service Began           Positions                                        Trust
                                                                          (past fiscal
                                                                            year)***
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Lawrence E. Bandi            Principal Occupations: Dean of Business         $9,000
-------------------------    and Financial Affairs, West Virginia
Birth Date: June 23, 1954    Northern Community College; Vice
2 Halstead Avenue            Chairman, Ohio County Economic
Wheeling WV, 26003           Development Authority; Audit Committee
TRUSTEE                      Chairman, Ohio Valley Industrial
Began serving: September     Business Development Corporation;
2004                         Chairman Elect, Special Wish Foundation,
                             Upper Ohio Valley United Way; Director,
                             Wheeling Hospital; Chairman, Wheeling
                             Civic Center Taskforce.
                             Previous Positions: President and Chief
                             Executive Officer, Valley National
                             Gases, Inc.;
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Robert P. Kanters            Principal Occupations: Senior Vice              $9,000
Birth Date: February 23,     President, Legg Mason Wood Walker, Inc.
1940                         (global financial services).
13 Laurelwood Estates
Wheeling WV, 26003           Previous Positions: Director of Regional
Began serving: September     Research, Legg Mason Wood Walker,
2004                         Inc.-Pittsburgh; Director, St. Francis
                             Medical Center.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Mark E. Kaplan               Principal Occupations: Board Member,            $9,000
Birth Date: November 24,     Mainstay Life Services.
1961                         Previous Positions: President, Chief
104 Alyson Drive             Financial Officer and Director, Weirton
McMurray PA, 15317           Steel Corporation; Senior Audit Manager,
Began serving: September     Arthur Anderson LLP; Corporate
2004                         Controller, Black Box Corporation
                             (network services).
-------------------------------------------------------------------------------------------

***  The Board of Trustees  was elected on  September  3, 2004.  Trust  business conducted prior to this date was conducted by the previous Trustees.

OFFICERS****
--------------------------------------------------------------------------------------------
Name
Birth Date
Address
Positions Held with Fund
-------------------------
Date Service Began               Principal Occupation(s) and Previous Position(s)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Charles L. Davis Jr.             Principal Occupations: Vice President, Director of
-------------------------        Mutual Fund Services and Strategic Relationship
Federated Investors Tower        Management, Federated Services Company; Vice
1001 Liberty Avenue              President, Edgewood Services.
Pittsburgh, PA 15222
Birth Date:  March 23,           Previous Positions: President, Federated Clearing
1960                             Services; Director, Business Development, Mutual Fund
CHIEF EXECUTIVE OFFICER          Services, Federated Services Company.
Began serving: November
2003
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Jerome B. Schmitt                Principal Occupations: Co-Portfolio Manager of the
-------------------------        WesMark Funds; Executive Vice President, WesBanco Inc.
Birth Date: August 19,        ----------------------------------------------------------
1949
1 Bank Plaza
Wheeling WV 26003
PRESIDENT
Began serving: September
2004
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Deborah Ferdon                   Principal Occupations: Chief Compliance Officer of the
-------------------------        WesMark Funds and Webanco Investment Department; vice
Birth Date: January 15,          President and Compliance Officer WesBanco Trust and
1953                             Investment Services.
1 Bank Plaza
Wheeling WV 26003                Previous Positions: Concurrently Compliance Officer,
CHIEF COMPLIANCE OFFICER         Provident Riverfront Funds; Chief Compliance Officer,
Began service September          Provident Investment Advisers; and Chief Compliance
2004                             Officer Provident Securities & Investments, 2001
                                 to 2004.  Senior Compliance Examiner, SunAmerica
                                 Securities, Inc.
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Richard N. Paddock               Principal Occupations: Principal Financial Officer and
Federated Investors Tower        Treasurer of the WesMark Funds; Vice President,
1001 Liberty Avenue              Federated Administrative Services.
Pittsburgh, PA 15222
Birth Date: October 25,
1963
CHIEF FINANCIAL OFFICER
and TREASURER
Began serving: November
2004
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
David B. Ellwood                 Principal Occupations: Co-Portfolio Manager of the
-------------------------        WesMark Funds; Senior Vice President, WesBanco Trust
Birth Date: November 27,         and Investment Services
1956                          ----------------------------------------------------------
1 Bank Plaza
Wheeling WV 26003
VICE PRESIDENT
Began Serving: September
2004
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
George M. Polatas                Principal Occupations:  Assistant Vice President
-------------------------        Federated Services Company; Vice President and
Birth Date:  March 3,            Assistant Treasurer of various funds distributed by
1962                             Edgewood Services, Inc. (January 1997 to present).
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222
VICE PRESIDENT
Began serving: March 2005
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Todd P. Zerega                   Principal Occupations: Attorney, ReedSmith LLP
Birth Date: May 18, 1974
Federated Investors Tower
1001 Liberty Avenue              Previous Positions: Associate Corporate Counsel,
Pittsburgh, PA 15222             Federated Services Company from 2000 to 2002; Tax
SECRETARY                        Specialist with KPMG LLP from 1999 to 2000.
Began serving: September
2004

--------------------------------------------------------------------------------------------

****The Officers were appointed on September 27, 2004 Trust  business  conducted prior to this date was conducted by the previous officers.  Officers do not receive any compensation from the Funds.

COMMITTEES OF THE BOARD
--------------------------------------------------------------------------------------
BOARD           COMMITTEE           COMMITTEE FUNCTIONS                 MEETINGS
COMMITTEE       MEMBERS                                               HELD DURING
                                                                      LAST FISCAL
                                                                       YEAR*****
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Audit           Lawrence E.         The Audit Committee reviews            5
                Bandi               and recommends to the full
                Robert P.           Board the independent
                Kanters             auditors to be selected to
                Mark E. Kaplan      audit the Funds' financial
                                    statements; meets with the
                                    independent auditors
                                    periodically to review the
                                    results of the audits and
                                    reports the results to the
                                    full Board; evaluates the
                                    independence of the
                                    auditors, reviews legal and
                                    regulatory matters that may
                                    have a material effect on
                                    the financial statements,
                                    related compliance policies
                                    and programs, and the
                                    related reports received
                                    from regulators; reviews the
                                    Funds' internal audit
                                    function; reviews compliance
                                    with the Funds' code of
                                    conduct/ethics; reviews
                                    valuation issues; monitors
                                    inter-fund lending
                                    transactions; reviews
                                    custody services and issues
                                    and investigates any matters
                                    brought to the Committee's
                                    attention that are within
                                    the scope of its duties.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Nominating      Lawrence E.                                                1
                Bandi               The Nominating Committee,
                Robert P.           whose members consist of all
                Kanters             Independent Trustees,
                Mark E. Kaplan      selects and nominates
                                    persons for election to the
                                    Funds' Board when vacancies
                                    occur. The Committee will
                                    consider candidates
                                    recommended by shareholders,
                                    Independent Trustees,
                                    officers or employees of any
                                    of the Funds' agents or
                                    service providers and
                                    counsel to the Funds. Any
                                    shareholder who desires to
                                    have an individual
                                    considered for nomination by
                                    the Committee must submit a
                                    recommendation in writing to
                                    the Secretary of the Fund,
                                    at the following address:
                                    WesMark Funds 5800 Corporate
                                    Drive Pittsburgh PA
                                    15237-7010, Attention
                                    Secretary.  The
                                    recommendation should
                                    include the name and address
                                    of both the shareholder and
                                    the candidate and detailed
                                    information concerning the
                                    candidate's qualifications
                                    and experience. In
                                    identifying and evaluating
                                    candidates for
                                    consideration, the Committee
                                    shall consider such factors
                                    as it deems appropriate.
                                    Those factors will
                                    ordinarily include:
                                    integrity, intelligence,
                                    collegiality, judgment,
                                    diversity, skill, business
                                    and other experience,
                                    qualification as an
                                    "Independent Trustee," the
                                    existence of material
                                    relationships which may
                                    create the appearance of a
                                    lack of independence,
                                    financial or accounting
                                    knowledge and experience,
                                    and dedication and
                                    willingness to devote the
                                    time and attention necessary
                                    to fulfill Board
                                    responsibilities.

--------------------------------------------------------------------------------------
***** The Audit Committee and Nominating Committee members were appointed on September 27, 2004. Any meetings held from February 1,
2004 until September 27, 2004 were attended by previous members of the Committees.

BOARD OWNERSHIP OF SHARES IN THE FUNDS AND IN THE WESMARK
INVESTMENT COMPANY AS OF DECEMBER 31, 2004
--------------------------------------------------------------
Interested                               Aggregate
Board Member Name                     Dollar Range of
                                      Shares Owned in
                                       WesMark Funds
                                    Investment Company
--------------------------------------------------------------
--------------------------------------------------------------
Robert E. Kirkbride                    None

--------------------------------------------------------------
--------------------------------------------------------------

--------------------------------------------------------------
--------------------------------------------------------------
Independent
Board Member Name
--------------------------------------------------------------
--------------------------------------------------------------
Lawrence E. Bandi                      None

--------------------------------------------------------------
--------------------------------------------------------------
Robert P. Kanters                      None

--------------------------------------------------------------
--------------------------------------------------------------
Mark E. Kaplan                         None

--------------------------------------------------------------

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment  decisions for the
Funds.

The investment  adviser of the Fund is a separately  identifiable  department or division (SIDD) of WesBanco Bank,  Inc.,  which is a wholly owned  subsidiary of
WesBanco, Inc. (WesBanco),  a registered bank holding company.  WesBanco and its subsidiaries  provide a broad range of  financial  services to  individuals  and businesses in West Virginia, Pennsylvania and Ohio. The Adviser is a division of a state chartered bank, which offers financial  services that include commercial and  consumer  loans,  corporate,  institutional  and personal  trust  services.
Because of internal  controls  maintained by the Adviser to restrict the flow of
non-public  information,   Fund  investments  are  typically  made  without  any
knowledge  by  the  Adviser  of  WesBanco  Bank  or  its   affiliates'   lending
relationships with an issuer.


The Adviser shall not be liable to the Trust, the Funds, or any Fund shareholder for any losses that may be sustained in the  purchase,  holding,  or sale of any security  or for  anything  done or  omitted  by it,  except  acts or  omissions
involving  willful  misfeasance,   bad  faith,  gross  negligence,  or  reckless
disregard of the duties imposed upon it by its contract with the Trust.

As required by the 1940 Act, the Funds' Board has reviewed the Funds' investment advisory  contract.  The Board's  decision to approve the contract  reflects the
exercise  of  its  business   judgment  on  whether  to  continue  the  existing
arrangements.  During  its  review of the  contract,  the Board  considers  many factors,  among the most material of which are: the Funds' investment objectives and long term performance;  the Adviser's management philosophy,  personnel, and processes;  the preferences  and  expectations  of Fund  shareholders  and their relative sophistication;  the continuing state of competition in the mutual fund industry;  comparable fees in the mutual fund industry; the range and quality of services provided to the Funds and its shareholders by the WesBanco organization in addition to investment advisory services;  and a Fund's relationship to other funds in the WesMark Family of Funds.

In  assessing  the  Adviser's  performance  of its  obligations,  the Board also considers  whether  there  has  occurred  a  circumstance  or event  that  would constitute  a reason for it to not renew an advisory  contract.  In this regard, the Board is mindful of the potential  disruptions of the Funds'  operations and various risks, uncertainties and other effects that could occur as a result of a decision to  terminate or not renew an advisory  contract.  In  particular,  the
Board  recognizes  that  most  shareholders  have  invested  in the Funds on the
strength  of  the  Adviser's   industry  standing  and  reputation  and  in  the
expectation  that the Adviser will have a continuing role in providing  advisory services to the Fund.

The Board also considers the compensation and benefits  received by the Adviser.
This includes fees received for services provided to the Funds by other entities in the WesBanco  organization and research services received by the Adviser from brokers that execute Fund trades, as well as advisory fees. In this regard,  the
Board is aware that various courts have  interpreted  provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser's compensation: the nature and quality of the services provided by the  Adviser,  including  the  performance  of a  fund;  the  Adviser's  cost of providing the services;  the extent to which the Adviser may realize  "economies of scale" as a fund grows larger;  any indirect  benefits that may accrue to the
Adviser and its  affiliates  as a result of the  Adviser's  relationship  with a fund;  performance and expenses of comparable funds; and the extent to which the independent  Board  members are fully  informed  about all facts  bearing on the
Adviser's  service and fee. The Funds' Board is aware of these factors and takes them into account in its review of the Funds' advisory contract.

The Board  considers  and weighs  these  circumstances,  and is  assisted in its deliberations by the advice of independent  legal counsel.  In this regard,  the
Board requests and receives a significant  amount of information about the Funds and the WesBanco  organization.  WesBanco  provides much of this  information at each  regular  meeting  of  the  Board,  and  furnishes  additional  reports  in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs. In between regularly  scheduled  meetings,  the Board may receive  information  on particular  matters as the need arises.  Thus,  the
Board's  evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy,  personnel,  and processes; the fund's  short-  and  long-term  performance  (in  absolute  terms  as well as in relationship  to its  particular  investment  program and certain  competitor or
"peer  group"  funds),  and  comments on the reasons for  performance;  a fund's expenses (including the advisory fee itself and the overall expense structure of a fund, both in absolute terms and relative to similar and/or  competing  funds, with due regard for contractual or voluntary expense  limitations);  the use and allocation  of brokerage  commissions  derived  from trading a fund's  portfolio securities; the nature and extent of the advisory and other services provided to a  fund  by the  Adviser  and  its  affiliates;  compliance  and  audit  reports concerning the Funds and the WesBanco  companies that service them; and relevant developments  in the mutual fund industry and how the funds and/or  WesBanco are responding to them.

The Board also receives financial information about WesBanco,  including reports on the compensation and benefits  WesBanco derives from its  relationships  with the Funds.  These reports cover not only the fees under the advisory  contracts, but also fees received by WesBanco's  subsidiaries  for providing other services to the  Funds  under  separate  contracts  (e.g.,  for  serving  as  the  Funds'
custodian).  The reports also discuss any indirect  benefit  WesBanco may derive from its receipt of research services from brokers who execute fund trades.

The Board bases its decision to approve an advisory  contract on the totality of the  circumstances  and  relevant  factors,  and with a view to past and  future long-term  considerations.  Not all of the factors and considerations identified above are relevant to every fund, nor does the Board consider any one of them to be determinative. Because the totality of circumstances includes considering the relationship  of each fund to the WesBanco  family of funds,  the Board does not approach  consideration  of every fund's  advisory  contract as if that were the only fund offered by the Adviser.


Portfolio Manager Information

The following  information about the Funds' portfolio managers is provided as of the end of the Funds' most recently completed fiscal year.

   Other Accounts Managed         Total Number of Other Accounts
   by                             Managed / Total Assets**

   Jerome B. Schmitt*
----------------------------------------------------------------------
----------------------------------------------------------------------
   Registered Investment          None
   Companies
----------------------------------------------------------------------
----------------------------------------------------------------------
   Other Pooled Investment        None
   Vehicles
----------------------------------------------------------------------
----------------------------------------------------------------------
   Other Accounts                 197 / $1,100,000,000
----------------------------------------------------------------------

*Mr.  Schmitt is the Lead  Portfolio  Manager for the Small Company Growth Fund,
Growth Fund, Bond Fund and West Virginia Municipal Bond Fund.

**None of the Accounts has an advisory fee that is based on the  performance  of the account.

   Other Accounts Managed by       Total Number of Other Accounts
                                   Managed / Total Assets**
   David B. Ellwood*
-----------------------------------------------------------------------
-----------------------------------------------------------------------
   Registered Investment           None
   Companies
-----------------------------------------------------------------------
-----------------------------------------------------------------------
   Other Pooled Investment         None
   Vehicles
-----------------------------------------------------------------------
-----------------------------------------------------------------------
   Other Accounts                  302 / $175,000,000
-----------------------------------------------------------------------

*Mr. Ellwood is the Lead Portfolio Manager for the Balanced Fund.

**None of the Accounts has an advisory fee that is based on the  performance  of the account.

Portfolio  managers use similar  investment  strategies to manage both the Funds and other accounts. Material conflicts may arise in the allocation of investment opportunities  between  the Funds and other  accounts  managed by the  portfolio manager.  The Adviser has policies and procedures in place to address  conflicts of  interest  if they  arise  in the  allocation  of  investment  opportunities.
Conflicts  may arise  relating to the use of  commissions  to purchase  research related  services.  The Funds have  policies and  procedures  in place to ensure security  transactions  in the Funds are  executed at the best prices  available under prevailing market conditions  without taking into consideration any use of commissions to purchase research related services.

DOLLAR VALUE RANGE OF SHARES OWNED IN THE WESMARK FUNDS

---------------------------------------------------------------------------------------------
Fund                                Jerome B. Schmitt              David B. Ellwood

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
WesMark Small Company Growth        $10,001-$50,000                $10,001-$50,000
Fund
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
WesMark Growth Fund                 $100,001-$500,000              $100,001-$500,000
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
WesMark Balanced Fund               None                           None
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
WesMark Bond Fund                   $10,001-$50,000                None
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
WesMark West Virginia               None                           None
Municipal Bond Fund
---------------------------------------------------------------------------------------------

Compensation

The Fund  pays an  advisory  fee to the  investment  adviser  of the  Fund.  The investment  adviser  of the  Fund is a  separately  identifiable  department  or division (SIDD) of WesBanco Bank,  Inc.  (WesBanco).  Each Portfolio  Manager is
compensated in the form of salary and bonus from WesBanco.

Portfolio  Manager salary  compensation is fixed based on a salary scale paid to
WesBanco Bank, Inc.  executives with comparable  experience and  responsibility.
Bonus  compensation  may be paid to  Portfolio  Managers  based  on the  overall profitability  of WesBanco Bank, a factor of which may be the  profitability  of the WesBanco Trust & Investment Services Department.  Fees paid by the Funds to the Adviser  may be a factor in the  profitability  of  WesBanco  Trust &
Investment  Services  Department.  Compensation  is not  directly  based  on the performance of any Fund.


CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules,  the Funds,  its Adviser,  and their  Distributor have adopted codes of ethics.  These codes govern  securities  trading  activities of investment personnel, Fund Trustees, and certain other employees.  Although they do permit these people to trade in  securities,  including  those that the Funds could  buy,  as well as  Shares  of the  Fund,  they  also  contain  significant safeguards  designed to protect the Funds and their  shareholders from abuses in this area,  such as  requirements  to obtain prior  approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Proxy Policy and Proxy Procedures

The Funds  have  adopted  the  Adviser's  Proxy  Policies  and  Procedures.  The
Adviser's Proxy Policy provides  guidance on how the Adviser should vote various proxy  matters.  On certain  matters the Proxy Policy  provides that the Adviser will vote for or against  certain matters while other matters will be voted on a
"case by case" basis.

The Adviser's  Proxy  Procedures  entails the use of  Institutional  Shareholder
Services  ("ISS").   ISS  is  a  well-known  and  respected   organization  that
specializes in the analysis of corporate  governance and compensation  issues as they  are  presented  to  institutional  shareholders.  Client  proxies  will be delivered  directly to ISS, who will vote the proxies according to the ISS Proxy
Policy.  The proxies will then be presented to the Adviser for approval at which time the Adviser may choose to  over-ride  the ISS vote if the  Adviser's  Proxy
Policy on a particular  issue is different from that of ISS. Items identified in the  Adviser's  Proxy Policy to be  determined on a "case by case" basis will be voted in  accordance  with the  recommendation  of ISS. Any  exceptions  must be approved by the Senior Executive Officer of the Adviser or his designee.

Conflicts of Interests

The Proxy Policy of the Adviser states that, in the event of a conflict  between the interests of the investment  adviser and its clients  (including the Funds), the  Adviser  will  vote  the  proxy  in the  best  interests  of  its  clients.
Specifically,  the Proxy Policy  provides  that in the event of any potential or actual  conflict of interest  relating to a particular  proxy proposal the proxy will be voted in accordance with the Proxy Policy to the extent the Proxy Policy provides that the Adviser will vote for or against such proposal.  To the extent the  Policy  calls for the  proposal  to be voted on a "case by case"  basis the
Adviser,  depending  on the facts and  circumstances,  will  either (1) vote the proxy  in  accordance  with the  recommendation  of ISS;  or (2) vote the  proxy pursuant to client direction.


Proxy Voting Report

A description of the policies and procedures that the Funds use to determine how to vote proxies  relating to securities held in a Fund's portfolio is available, without charge and upon request,  by calling  1-800-864-1013.  A report on "Form
N-PX" of how the Funds voted any such  proxies  during the most recent  12-month period ended June 30 is available without charge and upon request by calling the
Funds toll-free at  1-800-864-1013.  This information is also available from the
EDGAR database on the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The disclosure  policy of the Funds and the Adviser  prohibits the disclosure of portfolio holdings  information to any investor or intermediary  before the same information  is made available to other  investors.  Employees of the Adviser or its  affiliates who have access to nonpublic  information  concerning the Fund's portfolio  holdings are prohibited from trading  securities on the basis of this information.  Such persons must report all personal securities trades and obtain pre-clearance  for all personal  securities trades other than certain short term and U.S.  Government  securities  and mutual fund shares (other than the WesMark
Funds) . Firms that  provide  administrative,  custody,  financial,  accounting, legal or other  services to the Funds may receive  nonpublic  information  about
Fund portfolio  holdings for purposes relating to their services.  The Funds may also provide portfolio  holdings  information to publications that rate, rank or otherwise  categorize  investment  companies.  Traders or portfolio managers may provide  "interest" lists to facilitate  portfolio  trading if the list reflects only that subset of the portfolio  for which the trader or portfolio  manager is seeking market  interest.  A list of service  providers,  publications and other third parties who may receive nonpublic  portfolio holdings  information appears in the Appendix to this SAI. The  furnishing  of  nonpublic  portfolio  holdings information to any third party (other than authorized governmental or regulatory personnel)  requires the prior  approval of the Executive  Vice President of the
Adviser and of the Chief  Compliance  Officer of the Funds.  The Executive  Vice
President  of the  Adviser and the Chief  Compliance  Officer  will  approve the furnishing of nonpublic portfolio holdings  information to a third party only if they consider the furnishing of such  information to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between  the  interests  of Fund  shareholders  and those of the Adviser and its affiliates,  the following procedures apply. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection  with  the  disclosure  of  portfolio  holdings  information.  Before information is furnished,  the third party must agree that it will safeguard the confidentiality  of the  information.  Persons  approved  to  receive  nonpublic portfolio  holdings  information  will receive it as often as necessary  for the purpose  for  which  it is  provided.  Such  information  may  be  furnished  as frequently  as  daily  and  often  with  no time  lag  between  the  date of the information  and the  date it is  furnished.  The  Board  receives  and  reviews annually  a  list  of the  persons  who  receive  nonpublic  portfolio  holdings information  and the purposes for which it is  furnished.  The Funds' annual and semiannual  reports,  which contain  complete  listings of the Fund's  portfolio holdings as of the end of the Funds' second and fourth fiscal  quarters,  may be accessed by calling  1-800-864-1013 or on the internet at  www.wesmarkfunds.com, then click on "Fund  Documents" and select the  appropriate  document.  Complete listings of the Funds' portfolio  holdings as of the end of the Funds' first and third  fiscal  quarters  may be  accessed  by calling  1-800-864-1013  or on the
WesMark website at  www.wesmarkfunds.com,  click on "Fund  Documents" and select the appropriate  document.  Fiscal quarter  information is made available on the website within 70 days after the end of the fiscal quarter.  This information is also  available  in  reports  filed  with  the  SEC  at  the  SEC's  website  at
www.sec.gov. Additionally, summary portfolio for each calendar quarter is posted on the Funds' website within 30 days (or the next business day) after the end of the calendar quarter. The summary portfolio composition  information may include identification  of a Fund's top ten  holdings,  a  percentage  breakdown  of the
portfolio  by  sector,   maturity  range  or  credit  quality.  To  access  this
information on the Funds'  website click on the applicable  Fund's name and then click on the applicable document.

BROKERAGE TRANSACTIONS

When selecting  brokers and dealers to handle the purchase and sale of portfolio instruments,  the Adviser looks for prompt execution of the order at a favorable price.  The  Adviser  will  generally  use those who are  recognized  dealers in specific portfolio instruments,  except when a better price and execution of the order can be obtained  elsewhere.  The  Adviser  may select  brokers and dealers based on whether they also offer  research  services (as described  below).  The
Adviser  makes  decisions  on  portfolio  transactions  and selects  brokers and dealers subject to review by the Funds' Board.

Investment  decisions  for a Fund are  made  independently  from  those of other accounts  managed by the Adviser.  When a Fund and one or more of those accounts invests  in,  or  disposes  of,  the same  security,  available  investments  or opportunities  for sales will be allocated among the Funds and the account(s) in a manner  believed by the Adviser to be equitable.  While the  coordination  and ability to participate in volume transactions may benefit a Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by a Fund.

On January 31,  2005,  the Funds'  owned  securities  of the  following  regular broker/dealers:  the Small Company Growth Fund owned:  AmeriTrade  holding Corp.
$323,250;  the Growth  Fund owned  E*Trade  Group Inc.,  $2,406,250,  and Morgan
Stanley,  $11,751,600;  the  Balanced  Fund  owned,  Merrill  Lynch  &  Co.,
$385,650, Bear Stearns CO., Inc., $1,007,170 and Morgan Stanley $2,664,150;  the
Bond Fund owned Goldman Sachs $4,076,600, Morgan Stanley, $7,053,770 and Merrill
Lynch & Co., $641,000.

Research Services

Research  services  may include  advice as to the  advisability  of investing in securities;  security analysis and reports;  economic studies; industry studies;
receipt of quotations for portfolio evaluations;  and similar services. Research services may be used by the Adviser in advising  other  accounts.  To the extent that receipt of these services may replace services for which the Adviser or its affiliates  might  otherwise have paid, it would tend to reduce their  expenses.
The  Adviser  and  its  affiliates  exercise  reasonable  business  judgment  in selecting  those brokers who offer  brokerage  and research  services to execute securities  transactions.  They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

For the fiscal year ended,  January 31, 2005,  the Small  Company  Growth Fund's
Adviser  directed  brokerage  transactions  to certain  brokers  due to research services they provided.  The total amount of these  transactions was $21,791,404 for which the Fund paid  $45,665 in  brokerage  commissions.  The Growth  Fund's
Adviser  directed  brokerage  transactions  to certain  brokers  due to research services they provided.  The total amount of these transactions was $119,445,614 for which the Fund paid $125,835 in brokerage  commissions.  The Balanced Fund's
Adviser  directed  brokerage  transactions  to certain  brokers  due to research services they provided.  The total amount of these  transactions was $19,935,326 for which the Fund paid $20,090 in brokerage commissions.


ADMINISTRATOR

Federated Services Company, a subsidiary of Federated,  provides  administrative
personnel  and  services   (including  certain  legal  and  financial  reporting
services)  necessary to operate the Funds.  Federated  Services Company provides these at the following annual rate of the average  aggregate daily net assets as specified below:

                Maximum                         Average Aggregate Daily
          Administrative Fee                    Net Assets of the Trust
              0.150 of 1%                      on the first $250 million
              0.125 of 1%                       on the next $250 million
              0.100 of 1%                       on the next $250 million
              0.075 of 1%                        on assets in excess of
                                                      $750 million

The administrative fee received during any fiscal year shall be at least $75,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may  reimburse  the  Funds  for  expenses.  Prior to  January  1,  2002,
Federated  Services  Company also  provided  certain  accounting  services  with respect to the Funds' portfolio  investments for a fee based on Fund assets plus out-of-pocket  expenses.  As of  January 1, 2002,  State  Street  Bank and Trust
Company has provided these fund  accounting  services to the Funds for an annual fee of 0.05% of the average daily net assets of the Funds.

CUSTODIAN

WesBanco Bank is custodian for the securities and cash of the Funds.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Boston  Financial  Data  Services,  Inc.  maintains  all  necessary  shareholder records.  The Funds pay the transfer  agent a fee based on the size,  type,  and number of accounts and transactions made by shareholders.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The independent  Registered Public Accounting Firm for the Funds, Deloitte &
Touche LLP, conducts its audits in accordance with auditing standards  generally accepted in the United  States of America,  which require it to plan and perform its audits to provide  reasonable  assurance about whether the Fund's  financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUNDS FOR SERVICES
-----------------------------------------------------------------------------------------------------------------
Fund               Advisory Fee Paid/          Brokerage Commissions Paid        Administrative Fee Paid/
                  Advisory Fee Waived                                           Administrative Fee Waived
             ----------------------------------------------------------------------------------------------------
             ----------------------------------------------------------------------------------------------------
               For the fiscal year ended                                        For the fiscal year ended
                      January 31,                                                      January 31,
             ----------------------------------------------------------------------------------------------------
             ----------------------------------------------------------------------------------------------------
              2005       2004        2003       2005      2004      2003       2005        2004        2003
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Small        $141,238/  $118,922/  $137,343/   $50,055   $64,084    $29,733  $75,043/    $75,000/     $75,000/
Company      $2,833      $2,580      $3,713                                   $50,343    $53,719     $50,247
Growth
Fund
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Growth       $1,915,603/          $1,562,500/ $274,335  $354,843   $229,230 $335,171    $296,103/    $281,975/$0
Fund         $1,654,149            $21,015                                     / $0         $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Balanced     $466,781   $464,118/  $499,887/   $29,204   $57,229    $53,729  $81,671     $83,172/     $90,221/
Fund         /$12,367   $10,933    $16,590                                     / $0         $0          $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Bond Fund    1,124,053/ $1,040,870/$1,003,137/   $0      $2,838      $0      $245,869    $233,235/    $226,685/$0
             $17,095               $21,841                                     / $0         $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
West         $459,141   $439,375/  $402,684/     $0        $0        $0      $100,426    $98,456/     $91,009/
Virginia     /$76,524   $78,696    $139,280                                    / $0         $0          $0
Municipal
Bond Fund
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
Fund                                      Shareholder Services Fee Paid/
                                         Shareholder Services Fee Waived
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
                                            For the fiscal year ended
                                                   January 31,
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
                                   2005                2004               2003
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Small Company Growth Fund    $47,079 / $18,832    $39,641/$16,366      $16,618/$0
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Growth Fund                     $638,534 /        $551,383/$227,511    $190,445/$0
                                 $255,414
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Balanced Fund                   $155,594 /        $154,706/$64,099     $60,880/$0
                                  $62,238
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Bond Fund                       $468,355 /        $433,696/$179,970    $154,743/$0
                                 $187,342
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
West Virginia Municipal         $191,309 /        $183,073/$75,963     $62,062/$0
Bond Fund                         $76,524
-----------------------------------------------------------------------------------------

12b-1 FEES

The Funds did not pay or accrue 12b-1 fees during the fiscal year ended  January
31, 2005.  The Funds have no present  intention of paying or accruing 12b-1 fees during the fiscal year ending January 31, 2006.

HOW DO THE FUNDS MEASURE PERFORMANCE?

The Funds may advertise  Share  performance by using the Securities and Exchange
Commission's  (SEC) standard methods for calculating  performance  applicable to all mutual funds. The SEC also permits this standard performance  information to be accompanied by non-standard performance information.

Unless otherwise  stated,  any quoted Share  performance  reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded,  would increase the total return and yield. The performance of shares depends upon such variables as: portfolio quality;  average portfolio maturity;  type and value of portfolio  securities;  changes in interest rates; changes or differences in the
Funds' expenses; and various other factors.

Share  performance  fluctuates  on a daily basis  largely  because net  earnings and/or the value of portfolio  holdings  fluctuate daily.  Both net earnings and offering  price per  Share are  factors  in the  computation  of yield and total return.


AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns are given for the one-year,  five-year and/or start of performance periods  ended  January 31,  2005.  Yield is given for the 30-day  period  ended
January 31, 2005.

 SMALL COMPANY GROWTH FUND*                1 Year            5 Years            Start of
                                                                              Performance
                                                                           on August 8, 2000
 ------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------
   Return Before Taxes                     (8.44)%           (3.11)%            (6.91)%
 ------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------
   Return After Taxes on                   (8.44)%           (3.54)%            (7.17)%
   Distributions
 ------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------
   Return After Taxes on                   (5.49)%           (2.79)%            (5.84)%
   Distributions and Sale of Shares
 ------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------
 Yield                                       N/A               N/A                N/A
 ------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------

 ------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------
 GROWTH FUND                               1 Year            5 Years            Start of
                                                                              Performance
                                                                           on April 14, 1997
 ------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------
   Return Before Taxes                     (7.26)%            0.77%              9.12%
 ------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------
   Return After Taxes on                   (7.53)%           (0.51)%             7.51%
   Distributions
 ------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------
   Return After Taxes on                   (4.71)%            0.24%              7.38%
   Distributions and Sale of Shares
 ------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------
 Yield                                      0.17%              N/A                N/A
 ------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------

 ------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------
 BALANCED FUND*                            1 Year            5 Years            Start of
                                                                             Performance on
                                                                             April 20, 1998
 ------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------
   Return Before Taxes                     (5.26)%           (0.71)%             2.16%
 ------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------
   Return After Taxes on                   (5.93)%           (1.82)%             0.80%
   Distributions
 ------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------
   Return After Taxes on                   (3.42)%           (1.11)%             1.18%
   Distributions and Sale of Shares
 ------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------
 Yield                                      1.46%              N/A                N/A
 ------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------

 ------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------
 BOND FUND                                 1 Year            5 years            Start of
                                                                              Performance
                                                                           on April 20, 1998
 ------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------
   Return Before Taxes                     (1.16)%            5.27%              4.18%
 ------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------
   Return After Taxes on                   (2.33)%            3.56%              2.32%
   Distributions
 ------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------
   Return After Taxes on                   (0.75)%            3.45%              2.39%
   Distributions and Sale of Shares
 ------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------
 Yield                                      2.97%              N/A                N/A
 ------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------

 ------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------
 WEST VIRGINIA MUNICIPAL BOND FUND*        1 Year            5 Years            Start of
                                                                             Performance on
                                                                             April 14, 1997
 ------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------
   Return Before Taxes                     (0.89)%            5.01%              4.37%
 ------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------
   Return After Taxes on                   (0.97)%            4.98%              4.34%
   Distributions
 ------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------
   Return After Taxes on                    0.53%             4.83%              4.30%
   Distributions and Sale of Shares
 ------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------
 Yield                                      2.15%              N/A                N/A
 ------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------
 Tax-Equivalent Yield                       3.68%              N/A                N/A
 ------------------------------------------------------------------------------------------------


*The Fund is the successor to the portfolio of a common trust fund (CTF) managed by the Adviser. At the Fund's commencement of operations,  the CTF's assets were transferred to the Fund in exchange for Fund shares. The quoted performance data includes  performance for periods before each of the Fund's  registration became effective on August 8, 2000 for WesMark  Small  Company  Growth Fund,  April 20,
1998,  for the WesMark  Balanced  Fund, and April 14, 1997, for the WesMark West
Virginia  Municipal Bond Fund, as adjusted to reflect the Fund's  expenses.  The
CTF was not  registered  under the 1940 Act and was therefore not subject to the restrictions  under the 1940 Act. If the CTF had been registered  under the 1940
Act, the performance may have been adversely affected.

TOTAL RETURN

Total return  represents the change  (expressed as a percentage) in the value of shares over a specific  period of time, and includes the  reinvestment of income and capital gains distributions.

The average  annual  total return for shares is the average  compounded  rate of return for a given period that would equate a $10,000 initial  investment to the ending  redeemable  value of that  investment.  The ending  redeemable  value is computed by  multiplying  the number of shares owned at the end of the period by the NAV per Share at the end of the  period.  The number of shares  owned at the end of the period is based on the number of shares purchased at the beginning of the period with $10,000,  less any  applicable  sales charge,  adjusted over the period  by any  additional  shares,  assuming  the  annual  reinvestment  of all dividends  and  distributions.  Total  returns  after taxes are  calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

When  shares  of a Fund  are in  existence  for  less  than a year,  a Fund  may advertise  cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD

The yield of shares is calculated by dividing: (i) the net investment income per
Share earned by the shares over a 30-day  period;  by (ii) the maximum  offering price per Share on the last day of the period.  This  number is then  annualized using  semi-annual  compounding.  This means that the amount of income generated during the 30-day  period is assumed to be generated  each month over a 12-month period  and is  reinvested  every six  months.  The yield  does not  necessarily reflect income actually earned by shares because of certain adjustments required by the  SEC  and,  therefore,  may  not  correlate  to the  dividends  or  other distributions paid to shareholders.

To  the  extent  investment  professional  and  broker/dealers  charge  fees  in connection with services  provided in conjunction  with an investment in shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE

Set forth  below  are  samples  of  tax-equivalency  tables  that may be used in advertising and sales  literature.  These tables are for  illustrative  purposes only and are not  representative of past or future  performance of the Municipal
Bond  Fund.  The  interest  earned  by the  municipal  securities  owned  by the
Municipal Bond Fund generally  remains free from federal  regular income tax and is often free from West Virginia taxes as well.  However,  some of the Municipal
Bond Fund's income may be subject to the AMT and state and/or local taxes.


                              TAX EQUIVALENCY TABLE

            Taxable Yield Equivalent for 2005 State of West Virginia
Combined
Federal          13.00%      19.50%      31.50%      34.50%      39.50%     41.50%
&
State:
Single               $0    - $7,301    -$29,701    -$71,951    -$150,151   -  Over
Return:         -------     -------     -------   ---------------------------------
                 $7,300     $29,700     $71,950     $150,150    4326,450    $326,450
Tax-Exempt                          Taxable Yield Equivalent
Yield
0.50%             0.57%       0.62%       0.73%       0.76%       0.83%      0.85%
1.00%             1.15%       1.24%       1.46%       1.53%       1.65%      1.71%
1.50%             1.72%       1.86%       2.19%       2.29%       2.48%      2.56%
2.00%             2.30%       2.48%       2.92%       3.05%       3.31%      3.42%
2.50%             2.87%       3.11%       3.65%       3.82%       4.13%      4.27%
3.00%             3.45%       3.73%       4.38%       4.58%       4.96%      5.13%
3.50%             4.02%       4.35%       5.11%       5.34%       5.79%      5.98%
4.00%             4.60%       4.97%       5.84%       6.11%       6.61%      6.84%
4.50%             5.17%       5.59%       6.57%       6.87%       7.44%      7.69%
5.00%             5.75%       6.21%       7.30%       7.63%       8.26%      8.55%
5.50%             6.32%       6.83%       8.03%       8.40%       9.09%      9.40%
6.00%             6.90%       7.45%       8.76%       9.16%       9.92%     10.26%
6.50%             7.47%       8.07%       9.49%       9.92%      10.74%     11.11%
7.00%             8.05%       8.70%      10.22%      10.69%      11.57%     11.97%
7.50%             8.62%       9.32%      10.95%      11.45%      12.40%     12.82%
8.00%             9.20%       9.94%      11.68%      12.21%      13.22%     13.68%
8.50%             9.77%      10.56%      12.41%      12.98%      14.05%     14.53%
9.00%            10.34%      11.18%      13.14%      13.74%      14.88%     15.38%

Note:       The maximum marginal tax rate for each bracket was used
     in calculating the taxable yield equivalent.
     Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
----------------------------------------------------------------------

                        TAX EQUIVALENCY TABLE

             Taxable Yield Equivalent for 2005 State of West Virginia
Combined
Federal          14.00%      21.00%      31.50%      34.50%      39.50%     41.50%
&
State:
Joint                $0    -$14,601    -$59,401    -$119,951   -$182,801   -  Over
Return:         -------   ------------------------------------------------------
                $14,600     $59,400     $119,950    $182,800    $326,450    $326,450
Tax-Exempt                          Taxable Yield Equivalent
Yield
0.50%             0.58%       0.63%       0.73%       0.76%       0.83%      0.85%
1.00%             1.16%       1.27%       1.46%       1.53%       1.65%      1.71%
1.50%             1.74%       1.90%       2.19%       2.29%       2.48%      2.56%
2.00%             2.33%       2.53%       2.92%       3.05%       3.31%      3.42%
2.50%             2.91%       3.16%       3.65%       3.82%       4.13%      4.27%
3.00%             3.49%       3.80%       4.38%       4.58%       4.96%      5.13%
3.50%             4.07%       4.43%       5.11%       5.34%       5.79%      5.98%
4.00%             4.65%       5.06%       5.84%       6.11%       6.61%      6.84%
4.50%             5.23%       5.70%       6.57%       6.87%       7.44%      7.69%
5.00%             5.81%       6.33%       7.30%       7.63%       8.26%      8.55%
5.50%             6.40%       6.96%       8.03%       8.40%       9.09%      9.40%
6.00%             6.98%       7.59%       8.76%       9.16%       9.92%     10.26%
6.50%             7.56%       8.23%       9.49%       9.92%      10.74%     11.11%
7.00%             8.14%       8.86%      10.22%      10.69%      11.57%     11.97%
7.50%             8.72%       9.49%      10.95%      11.45%      12.40%     12.82%
8.00%             9.30%      10.13%      11.68%      12.21%      13.22%     13.68%
8.50%             9.88%      10.76%      12.41%      12.98%      14.05%     14.53%
9.00%            10.47%      11.39%      13.14%      13.74%      14.88%     15.38%

Note:The maximum  marginal tax rate for each bracket was used in calculating the taxable yield  equivalent.  Furthermore,  additional  state and local taxes paid on comparable  taxable  investments  were not used to increase federal deductions.
-------------------------------------------------------------------------------------


PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o    charts,  graphs and illustrations  using the Funds' returns,  or returns in
     general,   that  demonstrate   investment  concepts  such  as  tax-deferred
     compounding, dollar-cost averaging and systematic investment;

o    discussions  of economic,  financial and political  developments  and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o    information  about  the  mutual  fund  industry  from  sources  such as the
     Investment Company Institute.

A Fund may compare its  performance,  or performance for the types of securities in which it  invests,  to a variety of other  investments,  including  federally insured bank products such as bank savings  accounts,  certificates  of deposit, and Treasury bills.

A  Fund  may  quote  information  from  reliable  sources  regarding  individual countries  and regions,  world stock  exchanges,  and  economic and  demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share  performance.  When  comparing  performance,  you should  consider  all relevant  factors such as the composition of the index used,  prevailing  market conditions,  portfolio  compositions  of other funds,  and methods used to value portfolio  securities and compute  offering  price.  The financial  publications and/or indices which the Funds use in advertising may include:

Lipper, Inc.
Ranks funds in various fund categories by making comparative  calculations using total  return.  Total  return  assumes the  reinvestment  of all  capital  gains distributions  and income  dividends  and takes into  account  any change in net asset value over a specified  period of time.  From time to time,  the Fund will quote its Lipper ranking in the "growth funds" category in advertising and sales literature.

Morningstar, Inc.
An independent  rating  service,  is the publisher of the bi-weekly  Mutual Fund
Values,  which rates more than 1,000  NASDAQ-listed  mutual  funds of all types, according to their risk-adjusted  returns. The maximum rating is five stars, and ratings are effective for two weeks.

Standard & Poor's Daily Stock Price Index of 500 Common Stocks (S&P 500)
Composite index of common stocks in industry,  transportation, and financial and public utility  companies.  Can be used to compare to the total returns of funds whose  portfolios are invested  primarily in common stocks.  In addition,  the S
& P 500 assumes  reinvestments of all dividends paid by stocks listed on its index.  Taxes  due on any of  these  distributions  are  not  included,  nor are brokerage or other fees calculated in the S & P figures.

Russell 1000 Growth Index
Consists of those Russell 2000  securities  with a  greater-than-average  growth orientation.  Securities in this index tend to exhibit higher  price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth rates.

Russell 2000 Index
A  broadly   diversified   index   consisting  of   approximately   2,000  small
capitalization common stocks that can be used to compare to the total returns of funds whose  portfolios are invested  primarily in small  capitalization  common stocks.

Lehman Brothers Five-Year State General Obligation Bonds
Index  comprised of all state  general  obligation  debt issues with  maturities between  four and six years.  These bonds are rated A or better and  represent a variety of coupon  ranges.  Index figures are total returns  calculated for one, three, and twelve month periods as well as year-to-date.  Total returns are also calculated as of the index inception, December 31, 1979.

Lehman Brothers Government/Corporate (Total) Index
Index  comprised of  approximately  5,000 issues which include:  non-convertible bonds publicly  issued by the U.S.  government or its agencies;  corporate bonds guaranteed by the U.S. government and quasi-federal  corporations;  and publicly issued,  fixed rate,  non-convertible  domestic  bonds of companies in industry, public utilities,  and finance. The average maturity of these bonds approximates nine years. Tracked by Lehman Brothers, Inc., the index calculates total returns for one-month, three-month, twelve-month, and ten-year periods and year-to-date.

Consumer Price Index
Generally considered to be a measure of inflation.

Dow Jones Industrial Average ("DJIA")
An unmanaged index representing  share prices of major industrial  corporations, public utilities, and transportation companies.  Produced by the Dow Jones &
Company, it is cited as a principal indicator of market conditions.

Bank Rate Monitor National Index
A financial reporting service which publishes weekly average rates of 50 leading bank and thrift  institution money market deposit accounts.  The rates published in the index  are an  average  of the  personal  account  rates  offered  on the
Wednesday  prior to the date of  publication  by ten of the  largest  banks  and thrifts in each of the five largest  Standard  Metropolitan  Statistical  Areas.
Account  minimums range upward from $2,500 in each  institution  and compounding methods vary. If more than one rate is offered,  the lowest rate is used.  Rates are subject to change at any time specified by the institution.

The S&P/BARRA Value Index and the S&P/BARRA Growth Index
Constructed by Standard & Poor's and BARRA,  Inc., an investment  technology and  consulting  company,  by separating the S&P 500 Index into value stocks and growth stocks. The S&P/BARRA  Growth and S&P/BARRA Value Indices are
constructed  by dividing the stocks in the S&P 500 Index  according to their price-to-book  ratios. The S&P/BARRA  Growth Index,  contains companies with higher price-to-earnings  ratios, low dividends yields, and high earnings growth
(concentrated  in  electronics,  computers,  health care, and drugs).  The Value
Index  contains  companies  with lower  price-to-book  ratios and has 50% of the capitalization  of the  S&P  500  Index.  These  stocks  tend to have  lower price-to-earnings ratios, high dividend yields, and low historical and predicted earnings growth  (concentrated in energy,  utility and financial  sectors).  The
S&P/BARRA Value and S&P/BARRA Growth Indices are capitalization-weighted and rebalanced semi-annually. Standard & Poor's/BARRA calculates these total return indices with dividends reinvested.

Standard & Poor's Midcap 400 Stock Price Index
A composite index of 400 common stocks with market capitalizations  between $200 million and $7.5  billion in  industry,  transportation,  financial,  and public utility companies.  The Standard & Poor's index assumes  reinvestment of all dividends  paid  by  stocks  listed  on the  index.  Taxes  due on any of  these distributions  are not included,  nor are brokerage or other fees  calculated in the Standard & Poor's figures.

S&P 600 Small Cap Index
An unmanaged  capitalization-weighted index representing all major industries in the small-range of the U.S. stock market.

Mutual Fund Market
Forty-nine  percent of American  households are pursuing their  financial  goals through mutual funds.  These investors,  as well as businesses and institutions, have  entrusted  over $6.8  trillion  to the more than  8,157  funds  available, according to the Investment Company Institute.

FINANCIAL INFORMATION

The  Financial  Statements  for the Funds for the fiscal year ended  January 31,
2005, are incorporated  herein by reference to the Annual Report to Shareholders of the WesMark Funds dated January 31, 2005.

INVESTMENT RATINGS

STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS

AAA--Debt  rated AAA has the highest rating  assigned by Standard &  Poor's.
Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in
small degree.

A--Debt  rated A has a strong  capacity  to pay  interest  and  repay  principal although it is somewhat more  susceptible  to the adverse  effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt  rated BBB is regarded as having an adequate  capacity to pay interest
and  repay  principal.   Whereas  it  normally  exhibits   adequate   protection
parameters,  adverse  economic  conditions  or changing  circumstances  are more likely to lead to a weakened  capacity to pay interest and repay  principal  for debt in this category than in higher rated categories.

BB--Debt  rated BB has less  near-term,  vulnerability  to  default  than  other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse  business,  financial,  or  economic  conditions  which  could  lead  to inadequate  capacity to meet timely  interest  and  principal  payments.  The BB rating  category  is also  used for debt  subordinated  to  senior  debt that is assigned an actual or implied BBB-rating.

B--Debt  rated B has a greater  vulnerability  to default but  currently has the capacity to meet interest payments and principal  repayments.  Adverse business, financial,  or economic conditions will likely impair capacity or willingness to pay interest and repay  principal.  The B rating  category is also used for debt subordinated  to senior  debt that is  assigned  an actual or  implied BB or BB-
rating.

CCC--Debt rated CCC has a currently  identifiable  vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely  payment of interest and repayment of principal.  In the event of adverse business,  financial,  or  economic  conditions,  it is not  likely  to have the capacity to pay interest and repay  principal.  The CCC rating  category is also used for debt  subordinated to senior debt that is assigned an actual or implied
B or B-rating.

CC--The rating CC typically is applied to debt  subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt  subordinated  to senior debt which is assigned an actual or implied  CCC-debt  rating.  The C rating may be used to cover a situation where a bankruptcy  petition has been filed,  but debt service payments are continued.

MOODY'S INVESTORS SERVICE LONG-TERM BOND RATING DEFINITIONS

AAA--Bonds which are rated AAA are judged to be of the best quality.  They carry the smallest  degree of investment  risk and are  generally  referred to as gilt edged.  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change,  such changes as can be  visualized  are most  unlikely to impair the fundamentally strong position of such issues.

AA--Bonds  which are rated AA are judged to be of high quality by all standards.
Together with the AAA group,  they  comprise  what are  generally  known as high grade  bonds.  They are rated  lower  than the best  bonds  because  margins  of protection may not be as large as in AAA securities or fluctuation of protective elements  may be of greater  amplitude  or there may be other  elements  present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment  attributes and are to be considered as upper medium grade  obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.
Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Of ten the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

B--Bonds  which are rated B  generally  lack  characteristics  of the  desirable investment.  Assurance of interest and principal  payments or of  maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds  which are  rated CAA are of poor  standing.  Such  issues  may be in default or there may be present  elements of danger with respect to principal or interest.

CA--Bonds  which are rated CA represent  obligations  which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds  which are rated C are the lowest  rated class of bonds,  and issues so rated can be regarded as having  extremely  poor prospects of ever attaining any real investment standing.

FITCH RATINGS LONG-TERM DEBT RATING DEFINITIONS

AAA--Bonds  considered to be investment grade and of the highest credit quality.
The  obligor  has an  exceptionally  strong  ability to pay  interest  and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's  ability to pay interest and repay principal is very strong,  although not quite as strong as bonds  rated AAA.  Because  bonds rated in the AAA and AA categories are not significantly  vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds  considered  to be  investment  grade and of high credit  quality.  The obligor's  ability to pay  interest  and repay  principal  is  considered  to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality.
The  obligor's  ability to pay interest and repay  principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds,  and therefore  impair timely payment.  The  likelihood  that the  ratings  of these  bonds  will  fall  below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative.  The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes.  However, business and financial  alternatives  can be  identified  which could assist the obligor in satisfying its debt service requirements.

B--Bonds  are  considered  highly  speculative.  While  bonds in this  class are currently meeting debt service requirements, the probability of continued timely payment of principal  and  interest  reflects the  obligor's  limited  margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to  default.  The  ability to meet  obligations  requires  an  advantageous business and economic environment.

CC--Bonds  are  minimally  protected.  Default  in payment  of  interest  and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

MOODY'S INVESTORS SERVICE COMMERCIAL PAPER RATINGS

Prime-1--Issuers  rated  Prime-1 (or  related  supporting  institutions)  have a superior capacity for repayment of short-term  promissory  obligations.  Prime-1 repayment capacity will normally be evidenced by the following characteristics:

o    Leading market positions in well established industries.

o    High rates of return on funds employed.

o    Conservative  capitalization  structure with moderate  reliance on debt and ample asset protection.

o    Broad  margins in earning  coverage  of fixed  financial  charges  and high internal cash generation.

o    Well established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers  rated  Prime-1 (or  related  supporting  institutions)  have a strong capacity for repayment of short-term  promissory  obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios,  while sound, will be more subject to variation.  Capitalization  characteristics,  while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

A---This  designation  indicates  that the  degree  of safety  regarding  timely payment is strong.  Those issues  determined to possess  extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity   for  timely   payment  on  issues  with  this   designation   is
satisfactory.  However,  the  relative  degree  of  safety is not as high as for issues designated A-1.

FITCH RATINGS COMMERCIAL PAPER RATING DEFINITIONS

FITCH-1--(Highest  Grade)  Commercial  paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very  Good Grade) Issues  assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

ADDRESSES


WESMARK FUNDS
WesMark Small Company Growth Fund
WesMark Growth Fund
WesMark Balanced Fund
WesMark Bond Fund
WesMark West Virginia Municipal Bond Fund

5800 Corporate Drive
Pittsburgh, PA 15237-7010

Distributor

Edgewood Services, Inc.
Clearing Operations
P.O. Box 897
Pittsburgh, PA 15230-0897

Investment Adviser
WesBanco Investment Department
One Bank Plaza
Wheeling, WV 26003

Custodian
WesBanco Bank
One Bank Plaza
Wheeling, WV 26003

Transfer Agent and Dividend Disbursing Agent
Boston Financial Data Services
66 Brooks Drive
Braintree, MA 02184

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

APPENDIX

The  following  is a list of persons  other than the Adviser and its  affiliates that may receive nonpublic portfolio holdings information concerning the Funds:

FUND ACCOUNTANT
State Street Bank and Trust Company

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP

LEGAL COUNSEL
Reed Smith LLP
Dickstein, Shapiro Morin & Oshinsky LLP
Phillips, Gardill, Kaiser & Altmeyer, PLLC

SERVICE PROVIDERS
Federated Services Company
Boston Financial Data Services

SECURITY PRICING SERVICES
Reuters
J.J. Kenny S&P
FT Interactive Data
FRI Corporation
Bloomberg

RATINGS AGENCIES
S&P
Moody's
Fitch

PERFORMANCE REPORTING/PUBLICATIONS
Bloomberg
Morningstar
NASDAQ
Lipper, Inc.
Vickers
Thompson Financial

OTHER
ICI


PART C.     OTHER INFORMATION.

Item 22.    Exhibits:
            --------

            (a)               Conformed Copy of Declaration of Trust of the
                              Registrant; (1)
                  (i)         Conformed Copy of Amendment No. 1 to the Declaration
                              of   Trust of the Registrant; (2)
            (b)               Copy of By-Laws of the Registrant; (1)
                  (i)         Conformed Copy of Amendment No. 4 to the By-Laws of the
                              Registrant (10)
                  (ii)        Conformed Copy of Amendment No. 1 to the By-Laws of the
                              Registrant; (11)
                  (iii)       Conformed Copy of Amendment No. 2 to the By-Laws of the
                              Registrant; (11)
                  (iv)        Conformed Copy of Amendment No. 3 to the By-Laws of the
                              Registrant; (11)
                  (v)         Conformed Copy of Amendment No. 5 to the By-Laws of the
                              Registrant; (11)
                  (vi)        Conformed Copy of Amendment No. 6 to the By-Laws of the
                              Registrant; (12)
            (c)               Not applicable;
            (d)               Conformed Copy of Investment Advisory Contract of the
                              Registrant; (8)
                  (i)         Conformed Copy of Exhibit A to the Investment Advisory
                              Contract of the Registrant; (8)
                  (ii)        Conformed Copy of Exhibit B to the Investment Advisory
                              Contract of the Registrant; (8)
                  (iii)       Conformed Copy of Exhibit C to the Investment Advisory
                              Contract of the Registrant; (8)
                  (iv)        Conformed Copy of Exhibit D to the Investment Advisory
                              Contract of the Registrant; (8)
                  (v)         Conformed Copy of Exhibit E to the Investment Advisory
                              Contract of the Registrant; (8)
                  (vi)        Conformed Copy of Amendment dated May 10, 2001 to
                              Investment Advisory Agreement between WesMark Funds and
                              WesBanco Bank, Inc.; (9)
            (e)               Conformed Copy of Distributor's Contract including
                              Exhibit A of the Registrant; (1)
                  (i)         Conformed Copy of Exhibit B to the Distributor's
                              Contract of the Registrant; (2)
                  (ii)        Conformed Copy of Exhibits C & D to the
                              Distributor's Contract of the Registrant; (4)
                  (iii)       Conformed Copy of Exhibit E to the Distributor's
                              Contract of the Registrant; (12)
                  (iv)        Conformed Copy of Sales Agreement with Edgewood
                              Services, Inc.; (7)
                  (v)         Conformed Copy of Amendment dated June 1, 2001 to
                              Distributor's Contract between WesMark Funds and
                              Edgewood Services, Inc.; (9)
                  (vi)        Conformed Copy of Amendment dated October 1, 2003 to
                              Distributor's Contract between WesMark Funds and
                              Edgewood Services, Inc.; (12)
            (f)               Not applicable;
            (g)               Conformed Copy of Custodian Contract of the Registrant;
                              (1)
                  (i)         Conformed Copy of Exhibit 1 to the Custodian Contract of
                              the Registrant (Schedule of Fees); (4)
                  (ii)        Conformed Copy of Amendment dated June 1, 2001 to
                              Custodian Contract between WesMark Funds and WesBanco
                              Bank, Wheeling; (9)
            (h)   (i)         Conformed Copy of Agreement for Fund Accounting,
                              Administrative Services, and Transfer Agency Services of
                              the Registrant; (1)
                  (ii)        Conformed Copy of Schedule A (Fund Accounting Fees) of
                              the Registrant; (4)
                  (iii)       Conformed Copy of Schedule B (Fees and Expenses of
                              Transfer Agency) of the Registrant; (4)
                  (iv)        Conformed Copy of Amendment dated June 1, 2001 to
                              Agreement for Fund Accounting Services, Administrative
                              Services, Transfer Agency Services and Custody Services
                              Procurement of the Registrant; (9)
                  (v)         Conformed Copy of Amendment No. 2 to Agreement for Fund
                              Accounting Services, Administrative Services, Transfer
                              Agency Services and Custody Services of the Registrant;
                              (12)
                  (vi)        Conformed Copy of Amendment dated October 1, 2003 to
                              Agreement for Fund Accounting Services, Administrative
                              Services, Transfer Agency Services and Custody Services
                              of the Registrant; (12)
                  (vii)       Conformed Copy of Amendment No. 3 to Agreement for Fund
                              Accounting Services, Administrative Services, Transfer
                              Agency Services and Custody Services of the Registrant;
                              (12)
                  (viii)      Conformed Copy of Amendment No. 4 to Agreement for Fund
                              Accounting Services, Administrative Services, Transfer
                              Agency Services and Custody Services of the Registrant;
                              (12)
                  (ix)        Conformed Copy of Shareholder Services Agreement of the
                              Registrant; (1)
                  (x)         Conformed Copy of Amendment No. 1 to Schedule A of the
                              Shareholder Services Agreement of the Registrant; (1)
                  (xi)        conformed Copy of Amendment No. 2 to Schedule A of the
                              Shareholder Services Agreement of the Registrant; (4)
                  (xii)       Conformed Copy of Amendment No. 3 to Schedule A of the
                              Shareholder Services Agreement of the Registrant; (12)
                  (xiii)      Conformed Copy of Electronic Communications and
                              Recordkeeping Agreement of the Registrant; (2)
                  (xiv)       Conformed Copy of Transfer Agent Services Agreement of
                              the Registrant; (12)
            (i)               Conformed Copy of Opinion and Consent of Counsel as to
                              legality of shares being registered; (2)
            (j)               Conformed Copy of Consent of Independent Registered
                              Public Accounting Firm; (+)
            (k)               Not applicable;
            (l)               Conformed Copy of Initial Capital Understanding;(2)
            (m)   (i)         Conformed Copy of Distribution Plan including Exhibit A
                              of the Registrant; (1)
                  (ii)        Conformed Copy of Exhibit B to the Distribution Plan of
                              the Registrant; (2)
                  (iii)       Conformed Copy of Exhibits C & D to the Distribution
                              Plan of the Registrant; (4)
                  (iv)        Conformed Copy of Exhibit E to the Distribution Plan of
                              the Registrant; (11)
            (n)               Not applicable;
            (o)   (i)         Conformed copy of Power of Attorney of the Registrant;
                              (12)
                  (ii)        Conformed copy of Power of Attorney of Chief Executive
                              Officer of the Registrant; (12)
                  (iii)       Conformed copy of Power of Attorney of Chief Financial
                              Officer and Treasurer of the Registrant; (12)
            (p)   (i)         Code of Ethics for Access Persons (12)
                  (ii)        WesBanco Bank Inc. Code of Ethics (12)

--------------------------------
+ All exhibits filed electronically

1.   Response is incorporated by reference to Registrant's  Initial Registration
     Statement  on Form N-1A filed  November 14, 1996 (File Nos.  333-16157  and
     811-7925).

2.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment  No. 1 on Form N-1A filed  February 4, 1997 (File Nos.  333-16157 and 811-7925).

4.   Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 2 on Form N-1A filed January 8, 1998 (File Nos. 333-16157 and
     811-7925).

7.   Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 6 on Form N-1A filed  February 22, 2000 (File Nos.  333-16157 and 811-7925).

8.   Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment  No. 11 on Form N-1A filed May 31, 2001 (File Nos.  333-16157 and
     811-7925).

9.   Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 11 on Form N-1A filed March 27, 2002 (File Nos. 333-16157 and
     811-7925).

10.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 14 on Form N-1A filed March 26, 2003(File Nos.  333-16157 and
     811-7925).

11.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 16 on Form N-1A filed March 25, 2004(File Nos.  333-16157 and
     811-7925).

12.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment  No. 17 on Form N-1A  filed  January  28,  2005,  2004(File  Nos.
     333-16157 and 811-7925).

Item 23.    Persons Controlled by or Under Common Control with Registrant

            None

Item 24.    Indemnification: (1)
            ---------------

Item 25.    Business and Other Connections of Investment Adviser:
            ----------------------------------------------------

     For a description of the other business of the investment adviser,  see the section  entitled "Who Manages the Fund - Adviser's  Background" in Part A.
     The principal  executive  officers and directors of the Trust's  Investment
     Adviser are set forth in the following tables.  Unless otherwise noted, the position listed under other Substantial Business, Profession,  Vocation, or
     Employment is with WesBanco Bank Wheeling.

(1)                    (2)                        (3)
NAME                   POSITION WITH THE          OTHER SUBSTANTIAL
                       ADVISOR                    BUSINESS, PROFESSION,
                                                  VOCATION OR EMPLOYMENT

Schmitt, Jerome B      Executive Vice President   WesBanco Trust & Investment
                                                  Services
                                                  1 Bank Plaza
                                                  Wheeling, WV   26003
Ellwood, David B       Senior Vice President      WesBanco Trust & Investment
                                                  Services
                                                  1 Bank Plaza
                                                  Wheeling, WV   26003
Ferdon, Deborah        Vice President, CCO        WesBanco Trust & Investment
                                                  Services
                                                  1 Bank Plaza
                                                  Wheeling, WV   26003
                       Vice President, CCO        Provident Investment Advisers,
                                                  Provident Riverfront Funds
                                                  & Provident Securities
                                                  & Investments
                                                  3 East Fourth Street
                                                  Cincinnati, OH   45202

Item 26.    Principal Underwriters:
            -----------------------

            (a)   Edgewood   Services,   Inc.  the   Distributor   for  shares  of  the
                  Registrant,  acts as principal underwriter for the following open-end investment companies,  including the Registrant:  BBH Fund, Inc., BBH
                  Trust,   Excelsior  Funds,  Inc.,   Excelsior   Institutional  Trust,
                  Excelsior  Tax-Exempt  Funds,  Inc.,  Hibernia Funds,  The Huntington
                  Funds, Huntington VA Funds, MTB Group of Funds and WesMark Funds.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
Business Address              With Distributor              With Registrant

Charles L. Davis, Jr.         President,
5800 Corporate Drive          Edgewood Services, Inc.               --
Pittsburgh, PA 15237-7002

Thomas R. Donahue             Director and Executive                --
5800 Corporate Drive          Vice President,
Pittsburgh, PA 15237-7002     Edgewood Services, Inc.

Peter J. Germain              Director,                             --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

John B. Fisher                Director,
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

James F. Getz                 Director,                             --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Denis McAuley II              Director and Treasurer                --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Christine Johnston            Vice President,                       --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

C. Todd Gibson                Secretary,                            --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Richard A. Novak              Assistant Treasurer,
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

      (c)   Not applicable

Item 27.    Location of Accounts and Records:
            --------------------------------

All  accounts  and records  required to be  maintained  by Section  31(a) of the
Investment  Company  Act of 1940  and  Rules  31a-1  through  31a-3  promulgated thereunder are maintained at one of the following locations:

Registrant                                Reed Smith LLP
                                          Investment Management
                                          Group (IMG)
                                          Federated Investors Tower
                                          12th Floor
                                          1001 Liberty Avenue
                                          Pittsburgh, PA 15222-3779

(Notices should be sent to the Agent for service at the above address)

                                          Federated Investors Funds
                                          5800 Corporate Drive
                                          Pittsburgh, PA 15237-7010

Boston Financial Data Services
("Transfer Agent and Dividend             66 Brooks Drive
Dispersing Agent")                        Braintree, MA  02184

Federated Services Company
("Administrator")                         Federated Investors Tower
                                          1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779

WesBanco Investment Department            One Bank Plaza
("Adviser")                               Wheeling, WV 26003

WesBanco Bank                             One Bank Plaza
("Custodian")                             Wheeling, WV 26003

Item 28.    Management Services:  Not applicable.

Item 29.    Undertakings:

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of
            Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

     Pursuant  to  the  requirements  of the  Securities  Act of  1933  and  the
Investment Company Act of 1940, the Registrant, WESMARK FUNDS, certifies that it meets  all of the  requirements  for  effectiveness  of  this  Amendment  to its
Registration  Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its  behalf  by  the  undersigned,  thereto  duly  authorized,  in the  City  of
Pittsburgh and Commonwealth of Pennsylvania, on the 30th day of March, 2005.

                                  WESMARK FUNDS

                        BY: /s/ Todd P. Zerega
                        Todd P. Zerega, Secretary

     Pursuant to the  requirements  of the Securities Act of 1933,  Registration
Statement has been signed below by the  following  person in the capacity and on the date indicated:

      NAME                            TITLE                      DATE
      ----                            -----                      ----

By:  /s/ Todd P. Zerega            Attorney In Fact           March 30, 2005
Todd P. Zerega                     For the Persons
ASSISTANT SECRETARY                Listed Below

      NAME                                  TITLE

Robert E. Kirkbride*                Chairman and Trustee

Jerome B. Schmitt*                  President
                                    (Principal Executive Officer)

Charles  L. Davis, Jr.*             Chief Executive Officer

Richard N. Paddock*                 Treasurer and Chief Financial
                                    Officer (Principal Financial Officer)

Lawrence E. Bandi*                  Trustee

Robert P. W. Kanters*               Trustee

Mark E. Kaplan*                     Trustee

* By Power of Attorney